USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
California (96.0%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,531
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,656
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,419
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,238
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,368
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,649
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,598
Bay Area Toll Authority Revenue
1.38% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27)(a)(b)	15,000	14,624
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	4,889
Burbank Unified School District, GO
8/1/33, Continuously Callable @100(c)(d)	3,085	3,342
8/1/34, Continuously Callable @100(c)(g)	3,000	3,257
California County Tobacco Securitization Agency Revenue, Series A, 4.00%, 6/1/49, Continuously Callable @100	500	548
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,338
5.00%, 10/1/48, Continuously Callable @100	2,000	2,325
5.00%, 10/1/49, Continuously Callable @100	3,100	3,644
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,065
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	2,134
4.00%, 11/1/50, Continuously Callable @100	680	764
California Health Facilities Financing Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	8,105	8,784
4.00%, 10/1/47, Continuously Callable @100	10,000	10,861
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,553
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,281
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,129
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,312
Series A-2, 5.00%, 11/1/47	10,000	15,427
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,380
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,203
5.00%, 6/1/42, Continuously Callable @100	7,805	8,366
5.00%, 7/1/44, Continuously Callable @100	2,300	2,606
California Municipal Finance Authority Revenue
3.00%, 9/1/21, (Put Date 7/1/20)(a)(b)	10,000	9,992
5.00%, 6/1/43, Continuously Callable @100	2,500	2,953
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	854
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,136
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,001
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,133
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,044
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1088, 0.48%, 10/1/59, Callable 10/1/35 @ 100(c)(e)	3,600	3,600
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/39, Continuously Callable @100	$1,900	$2,105
4.13%, 5/15/46, Continuously Callable @100	2,100	2,297
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,838
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100(e)	6,000	6,810
5.25%, 8/1/40, Continuously Callable @100(e)	4,000	4,011
5.00%, 11/21/45, Continuously Callable @100(e)	2,000	2,220
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,106
5.00%, 10/15/47, Continuously Callable @100	3,000	3,262
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100(e)	1,750	1,894
5.00%, 8/1/46, Continuously Callable @100(e)	2,250	2,417
Series A, 5.00%, 7/1/47, Continuously Callable @100(e)	1,370	1,504
Series A, 5.00%, 7/1/49, Continuously Callable @100(e)	1,000	1,111
Series A, 5.00%, 7/1/54, Continuously Callable @100(e)	2,150	2,380
California State Public Works Board Revenue, Series C, 5.00%, 4/1/31, Continuously Callable @100	6,875	6,899
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100	2,000	2,147
5.00%, 5/15/42, Continuously Callable @100	1,500	1,531
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	600
5.00%, 10/1/46, Continuously Callable @100	2,750	3,118
5.00%, 5/15/47, Continuously Callable @100	1,000	1,070
5.00%, 5/15/47, Continuously Callable @100	1,500	1,526
5.00%, 1/1/48, Continuously Callable @100	1,995	2,272
5.00%, 7/1/48, Continuously Callable @100	4,000	4,633
5.00%, 5/15/50, Continuously Callable @100	1,000	1,067
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,241
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,182
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	2,954
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,330
Series S, 5.00%, 8/1/44, Continuously Callable @102	2,400	2,615
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,412
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,169
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,548
City of Chula Vista Revenue, 5.88%, 1/1/34, Continuously Callable @100	5,000	5,018
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,376
City of San Jose Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1085, 0.43%, 8/1/59, Callable 8/1/34 @ 100(c)(e)	10,175	10,175
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Pre-refunded 7/1/21 @ 100	2,000	2,100
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	6,365
4.00%, 11/15/44, Continuously Callable @100	5,000	5,528
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,108
5.00%, 1/1/47, Continuously Callable @100	2,000	2,194
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Continuously Callable @100	1,350	1,538

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously Callable @100	$1,100	$1,217
San Francisco City Housing Revenue, 1500 Mission Street Apts., Series E (LIQ-Deutsche Bank A.G.), Series DBE-8038, 0.48%, 12/1/52, Callable 12/1/20 @ 100(c)(e)	27,325	27,325
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	13,326
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,737
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100(c)	1,500	1,519
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34(f)	15,000	10,403
1/15/35(f)	7,500	5,006
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,427
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,806
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,644
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,950
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	883
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	251
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	511
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	509
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,131
5.00%, 9/1/49, Continuously Callable @100	2,000	2,251
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,218
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	2,009
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,139
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,128
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,139
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	592
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,126
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	6,936
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,093
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,664
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,136
Los Angeles County Facilities, Inc. Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,862
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,288
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	6,842
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,410
Middle Fork Project Finance Authority Revenue
5.00%, 4/1/33, Continuously Callable @100	2,205	2,649
5.00%, 4/1/35, Continuously Callable @100	225	266
5.00%, 4/1/36, Continuously Callable @100	1,830	2,157

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	$3,435	$4,039
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,736
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	7,946
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,853
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,091
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,015
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,510
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30(f)	7,500	6,358
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31(f)	12,230	10,154
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), 8/1/26(f)	5,500	5,071
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,699
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,411
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,722
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	5,176
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,180
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,075
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,362
4.00%, 10/1/37, Continuously Callable @100	1,625	1,762
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,162
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,285
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,377
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,302
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.28%, 12/1/33(c)(e)	9,400	9,400
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,125
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,488
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,313
Series A, 5.00%, 7/1/40, Continuously Callable @100	2,000	2,000
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,758

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/49, Continuously Callable @100	$2,000	$2,430
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,839
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Continuously Callable @100	10,000	11,179
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,344
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Continuously Callable @100	1,500	1,651
San Marcos Schools Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 8/15/35, Pre-refunded 8/15/20 @ 100	3,000	3,017
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,737
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,851
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	7,042
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,188
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,299
5.00%, 2/1/43, Continuously Callable @100	3,000	3,307
4.00%, 10/1/44, Continuously Callable @100	1,000	1,182
5.00%, 9/1/45, Continuously Callable @100	2,500	3,012
5.00%, 8/1/46, Continuously Callable @100	9,500	11,415
5.00%, 11/1/47, Continuously Callable @100	7,000	8,542
Stockton Public Financing Authority Revenue, 5.00%, 3/1/47, Continuously Callable @100	1,760	2,001
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,096
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,816
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,247
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	1,000	1,137
5.00%, 6/1/48, Continuously Callable @100	1,000	1,178
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	974
Series B, 2.40%, 10/1/49, Continuously Callable @100	1,500	1,467
Tulare Local Health Care District, GO (INS-Build America Mutual Assurance Co.)
4.00%, 8/1/35, Continuously Callable @100	650	743
4.00%, 8/1/39, Continuously Callable @100	1,900	2,148
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,117
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,302
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,796

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	$4,475	$4,914
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,616
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,583
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,129
West Kern Water District Certificate of Participation, 5.00%, 6/1/28, Continuously Callable @100	4,585	4,780
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,641
		641,437
Guam (2.4%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Continuously Callable @100	4,000	4,320
5.00%, 1/1/46, Continuously Callable @100	7,000	7,849
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,042
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,031
		16,242
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100(e)	3,000	3,275
Series A, 4.00%, 10/1/22	925	908
		4,183
Total Municipal Bonds (Cost $624,255)		661,862

Total Investments (Cost $624,255) — 99.0%		661,862
Other assets in excess of liabilities — 1.0%		6,518
NET ASSETS - 100.00%		$668,380

(a)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.
(b)	Put Bond.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Stepped-coupon security converts to coupon form on 08/01/23 with a rate of 4.30%.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $76,122 (thousands) and amounted to 11.4% of net assets.
(f)	Zero-coupon bond.
(g)	Stepped-coupon security converts to coupon form on 08/01/23 with a rate of 4.35%.

bps—Basis points
GO—General Obligation
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (5.7%):
AT&T, Inc.	16,868	$510
BT Group PLC	49,755	70
Comcast Corp. Class A	2,900	113
Elisa Oyj	2,353	143
KDDI Corp.	14,400	430
Koninklijke KPN NV	75,861	202
Nippon Telegraph & Telephone Corp.	19,200	448
NTT DOCOMO, Inc.	22,800	605
Omnicom Group, Inc.	3,537	193
Publicis Groupe SA	2,351	76
Shaw Communications, Inc. Class B	6,100	100
Telenor ASA	9,612	140
The Interpublic Group of Co., Inc.	5,500	94
The Walt Disney Co.	1,000	112
Verizon Communications, Inc.	14,022	773
WPP PLC	18,682	146
		4,155
Consumer Discretionary (8.0%):
Barratt Developments PLC	15,503	95
Best Buy Co., Inc.	5,969	521
Bridgestone Corp.	6,700	216
Compass Group PLC	13,160	181
D.R. Horton, Inc.	2,925	162
Garmin Ltd.	2,493	243
Genuine Parts Co.	1,200	104
Honda Motor Co. Ltd.	4,800	123
Industria de Diseno Textil SA	9,957	264
Kering SA	308	168
Lowe's Cos., Inc.	4,564	617
Magna International, Inc.	5,571	248
McDonald's Corp.	930	172
Sekisui House Ltd.	7,500	143
Starbucks Corp.	1,909	141
Target Corp.	3,872	464
Taylor Wimpey PLC	38,975	69
The Home Depot, Inc.	4,327	1,084
The TJX Cos., Inc.	1,816	92
Toyota Motor Corp.	8,600	541
Tractor Supply Co.	999	132
		5,780
Consumer Staples (11.3%):
British American Tobacco PLC	3,874	149
Campbell Soup Co.	3,100	154
Church & Dwight Co., Inc.	1,700	131
Coca-Cola European Partners PLC	2,200	83
Colgate-Palmolive Co.	2,397	176
General Mills, Inc.	8,686	536
Heineken NV	2,918	269
Imperial Brands PLC	12,808	244
Kimberly-Clark Corp.	4,452	629
Koninklijke Ahold Delhaize NV	14,985	408
Metro, Inc.	4,503	186
Philip Morris International, Inc.	6,564	460
Pigeon Corp.	3,400	132
Seven & i Holdings Co. Ltd.	8,600	281
Sysco Corp.	5,985	327
The Clorox Co.	2,585	567
The Hershey Co.	1,176	152

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The J.M. Smucker Co.	2,137	$226
The Kroger Co.	9,554	323
The Procter & Gamble Co.	9,329	1,115
Tyson Foods, Inc. Class A	3,679	220
Unilever NV	11,764	627
Walgreens Boots Alliance, Inc.	4,157	176
Walmart, Inc.	5,173	620
		8,191
Energy (4.1%):
BP PLC	17,818	68
Cabot Oil & Gas Corp.	17,784	306
Canadian Natural Resources Ltd.	16,906	293
Chevron Corp.	2,601	232
ENEOS Holdings, Inc.	34,100	122
Equinor ASA	14,531	209
Exxon Mobil Corp.	2,700	121
Galp Energia SGPS SA	8,068	94
HollyFrontier Corp.	9,500	277
Inpex Corp.	19,700	123
ONEOK, Inc.	1,900	63
Pembina Pipeline Corp.	3,300	83
Phillips 66	8,206	590
Pioneer Natural Resources Co.	1,864	182
Repsol SA	7,915	70
TOTAL SA(a)	4,509	174
		3,007
Financials (15.3%):
Aflac, Inc.	3,700	133
Allianz SE	3,962	810
Ameriprise Financial, Inc.	2,265	340
Aon PLC Class A	1,079	208
ASX Ltd.	3,543	211
Aviva PLC	23,469	80
Bank of America Corp.	29,108	691
Bank of Montreal	5,065	270
BOC Hong Kong Holdings Ltd.	66,500	213
CaixaBank SA	58,485	125
Citigroup, Inc.	4,525	231
Citizens Financial Group, Inc.	3,500	88
DBS Group Holdings Ltd.	24,500	369
Deutsche Boerse AG	1,412	255
Erie Indemnity Co. Class A	1,925	369
Fifth Third Bancorp	5,000	96
Hang Seng Bank Ltd.	12,600	212
Huntington Bancshares, Inc.	16,567	150
Insurance Australia Group Ltd.	42,828	172
Legal & General Group PLC	36,269	99
M&T Bank Corp.	2,346	244
Manulife Financial Corp.	13,254	180
MarketAxess Holdings, Inc.	294	147
Medibank Pvt. Ltd.	42,408	88
MetLife, Inc.	11,210	409
Muenchener Rueckversicherungs-Gesellschaft AG Class R	492	128
National Australia Bank Ltd.	6,616	84
ORIX Corp.	9,100	113
Oversea-Chinese Banking Corp. Ltd.	14,700	96
Prudential Financial, Inc.	1,700	104
Regions Financial Corp.	24,379	271
Resona Holdings, Inc.	29,800	102
S&P Global, Inc.	1,194	393

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Singapore Exchange Ltd.	20,900	$126
Sumitomo Mitsui Financial Group, Inc.	10,000	282
Sun Life Financial, Inc.	3,000	110
T. Rowe Price Group, Inc.	3,535	437
The Allstate Corp.	4,640	450
The Bank of Nova Scotia	4,500	186
The PNC Financial Services Group, Inc.	2,500	263
The Progressive Corp.	6,276	503
The Toronto-Dominion Bank	4,033	180
The Travelers Cos., Inc.	1,000	114
Tokio Marine Holdings, Inc.	10,600	464
United Overseas Bank Ltd.	6,400	94
Zurich Insurance Group AG	1,226	435
		11,125
Health Care (14.0%):
Abbott Laboratories	2,500	229
AbbVie, Inc.	11,767	1,155
AmerisourceBergen Corp.	1,500	151
Amgen, Inc.	3,674	867
Anthem, Inc.	951	250
Bristol-Myers Squibb Co.	4,940	291
Cardinal Health, Inc.	3,180	166
Chugai Pharmaceutical Co. Ltd.	2,100	112
Coloplast A/S Class B	2,277	355
Danaher Corp.	1,200	212
Eli Lilly & Co.	3,992	655
Hoya Corp.	1,200	115
Johnson & Johnson	6,287	884
McKesson Corp.	992	152
Medtronic PLC	1,900	174
Novartis AG Registered Shares	8,016	699
Novo Nordisk A/S Class B	5,850	381
Pfizer, Inc.	19,888	650
Quest Diagnostics, Inc.	1,912	218
Roche Holding AG	2,985	1,034
Shionogi & Co. Ltd.	4,800	301
Smith & Nephew PLC	5,733	107
STERIS PLC	800	123
Stryker Corp.	700	126
UnitedHealth Group, Inc.	2,589	764
		10,171
Industrials (10.7%):
3M Co.	3,648	569
ABB Ltd. Registered Shares	6,186	140
Atlas Copco AB Class A(a)	6,215	265
Aurizon Holdings Ltd.	32,737	111
Brambles Ltd.	13,726	104
C.H. Robinson Worldwide, Inc.	1,500	119
Cummins, Inc.	2,769	480
Dover Corp.	1,500	145
Eaton Corp. PLC	3,637	318
Ferguson PLC	1,922	157
Geberit AG Registered Shares	660	331
Honeywell International, Inc.	5,440	787
Illinois Tool Works, Inc.	2,244	392
ITOCHU Corp.	10,600	229
Jardine Matheson Holdings Ltd.	2,000	84
Lockheed Martin Corp.	1,372	501
Mitsubishi Corp.	11,600	245
Mitsubishi Heavy Industries Ltd.	4,200	99

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Norfolk Southern Corp.	600	$105
Northrop Grumman Corp.	334	103
PACCAR, Inc.(a)	4,744	355
Parker-Hannifin Corp.	700	128
RELX PLC	8,774	203
Republic Services, Inc.	1,400	115
Rockwell Automation, Inc.	2,162	461
Snap-on, Inc.	700	97
Sumitomo Corp.	8,200	94
Thomson Reuters Corp.	2,824	192
Trane Technologies PLC	2,322	207
Union Pacific Corp.	1,609	272
Waste Management, Inc.	1,100	116
Wolters Kluwer NV	3,057	239
		7,763
Information Technology (17.0%):
Apple, Inc.	9,739	3,553
Applied Materials, Inc.	3,336	202
Cisco Systems, Inc.	18,241	851
Constellation Software, Inc.	178	201
Fidelity National Information Services, Inc.	2,370	318
Fujitsu Ltd.	800	94
Hitachi Ltd.	3,700	118
Intel Corp.	10,576	633
International Business Machines Corp.	4,924	595
Juniper Networks, Inc.	4,700	107
KLA Corp.	1,000	195
Lam Research Corp.	1,352	437
Mastercard, Inc. Class A	698	206
Maxim Integrated Products, Inc.	2,100	127
Microsoft Corp.	6,991	1,423
NetApp, Inc.	8,548	379
Nomura Research Institute Ltd.	5,100	139
NVIDIA Corp.	417	158
Oracle Corp.	11,131	615
Paychex, Inc.	3,100	235
SAP SE	1,304	182
Texas Instruments, Inc.	5,638	716
The Sage Group PLC	20,416	169
Visa, Inc. Class A(a)	3,598	695
		12,348
Materials (5.2%):
Aginco Eagle Mines Ltd.	2,359	151
Air Products & Chemicals, Inc.	715	173
Akzo Nobel NV	2,040	183
Amcor PLC(a)	10,800	110
Asahi Kasei Corp.	24,400	200
BHP Group Ltd.	27,645	688
Celanese Corp.	2,318	200
Christian Hansen Holding A/S	1,667	172
Fortescue Metals Group Ltd.	11,612	113
LafargeHolcim Ltd.	2,542	112
Mitsubishi Chemical Holdings Corp.	24,600	144
Newmont Corp.	2,135	132
Packaging Corp. of America	2,549	254
PPG Industries, Inc.	1,600	170
Rio Tinto PLC	6,842	385
RPM International, Inc.	2,429	182
Steel Dynamics, Inc.	3,669	96
Westrock Co.	4,822	136

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Wheaton Precious Metals Corp.	3,897	$171
		3,772
Real Estate (0.3%):
Daito Trust Construction Co. Ltd.	900	83
Swiss Prime Site AG Registered Shares	1,422	132
		215
Utilities (7.9%):
AGL Energy Ltd.	19,056	225
Alliant Energy Corp.	4,450	213
American Electric Power Co., Inc.	1,400	112
American Water Works Co., Inc.	2,023	260
Chubu Electric Power Co., Inc.	12,300	154
Duke Energy Corp.	5,706	456
Endesa SA	6,492	161
Enel SpA	25,013	216
Entergy Corp.	1,200	113
Eversource Energy	5,131	427
Exelon Corp.	9,737	353
OGE Energy Corp.	10,373	315
Orsted A/S(b)	1,580	183
Power Assets Holdings Ltd.	17,000	93
Red Electrica Corp. SA	17,395	326
Sempra Energy	1,237	145
Terna Rete Elettrica Nazionale SpA	19,485	134
The AES Corp.	7,400	107
The Southern Co.	2,200	114
UGI Corp.	5,694	181
United Utilities Group PLC	12,487	140
Veolia Environnement SA	9,907	224
WEC Energy Group, Inc.	5,445	477
Xcel Energy, Inc.	9,545	597
		5,726
Total Common Stocks (Cost $68,945)		72,253

Rights (0.0%)(c)
Energy (0.0%):(c)
Repsol SA(d)	7,915	4
Total Rights (Cost $4)		4

Collateral for Securities Loaned^ (1.9%)
HSBC U.S. Government Money Market Fund I Shares, 0.11%(e)	449,597	450
Invesco Government & Agency Portfolio Institutional Shares, 0.09%(e)	939,876	940
Total Collateral for Securities Loaned (Cost $1,390)		1,390
Total Investments (Cost $70,339) — 101.4%		73,647
Liabilities in excess of other assets — (1.4)%		(1,052)
NET ASSETS - 100.00%		$72,595

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $183 (thousands) and amounted to 0.3% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Rate disclosed is the daily yield on June 30, 2020.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
CMS Liquidating Trust(a)(b)	200	$497

Total Common Stocks (Cost $499)		497

Municipal Bonds (98.3%)
New York (93.6%):
Albany Capital Resource Corp. Revenue
6.00%, 11/15/25, Pre-refunded 11/15/20 @ 100	1,000	1,021
5.00%, 6/1/49, Continuously Callable @100	1,500	1,465
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,157
Brookhaven Local Development Corp. Revenue, 5.25%, 11/1/36, Continuously Callable @100	1,500	1,573
Buffalo & Erie County Industrial Land Development Corp. Revenue
6.00%, 10/1/31, Pre-refunded 4/1/21 @ 100	500	521
5.00%, 6/1/35, Continuously Callable @103	1,000	1,102
5.00%, 7/1/40, Continuously Callable @100	2,000	2,138
5.00%, 8/1/52, Continuously Callable @100	1,000	1,020
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	782
5.00%, 8/1/40, Continuously Callable @100	1,000	1,141
5.00%, 7/1/41, Continuously Callable @100	500	531
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,646
4.00%, 8/1/42, Continuously Callable @100	1,000	1,061
5.50%, 4/1/43, Continuously Callable @100	1,000	1,070
5.00%, 7/1/45, Continuously Callable @100	2,000	2,157
5.00%, 11/1/47	2,000	3,245
5.00%, 6/1/48, Continuously Callable @102	2,000	2,168
4.00%, 7/1/49, Continuously Callable @100	500	554
City of New York, GO
0.40%, 10/1/46, Continuously Callable @100(c)	3,300	3,300
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	4,527
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	896
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	950
City of Poughkeepsie, GO, 5.00%, 6/1/31, Continuously Callable @100	600	628
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,059
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	701
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,166
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,100
County of Rockland, GO
3.75%, 10/1/25, Continuously Callable @100	1,265	1,275
Series B, 5.00%, 12/15/21	600	639
County of Suffolk, GO, 5.00%, 3/19/21	2,000	2,023
Dutchess County Industrial Development Agency Revenue (INS - Assured Guaranty Corp.), 5.50%, 4/1/30, Pre-refunded 10/1/20 @ 100	1,000	1,013
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	608
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,184
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,229
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,073
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,858

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Erie County Industrial Development Agency Revenue, Series A, 5.25%, 5/1/32, Continuously Callable @100	$250	$259
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	689
5.00%, 7/1/48, Continuously Callable @100	300	329
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,193
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	952
Long Island Power Authority Revenue
Series A, 5.00%, 5/1/38, Pre-refunded 5/1/21 @ 100	2,000	2,078
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,290
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,188
Metropolitan Transportation Authority Revenue
0.63% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22)(d)(e)	1,000	941
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,602
Series A-1, 4.00%, 11/15/51, Continuously Callable @100	2,000	2,080
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,099
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,036
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,246
Series D-2, 0.58% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22)(d)(e)	2,000	1,890
Monroe County Industrial Development Corp. Revenue
5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	531
4.00%, 7/1/43, Continuously Callable @100	1,000	1,111
5.00%, 12/1/46, Continuously Callable @100	1,000	1,148
4.00%, 10/1/47, Continuously Callable @100	1,000	1,011
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,081
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,153
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	556
Monroe County Industrial Development Corp. Revenue (INS - Federal Housing Administration), 5.50%, 8/15/40, Continuously Callable @100	2,100	2,158
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,094
New York City Health & Hospital Corp. Revenue, Series A, 5.00%, 2/15/25, Continuously Callable @100	1,885	1,891
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,233
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,425	1,453
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,434
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,264
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,132
4.00%, 11/1/42, Continuously Callable @100	2,000	2,289
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,107
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,284
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Continuously Callable @100	1,000	1,097
4.00%, 7/1/46, Continuously Callable @100	1,000	1,046
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	542
Series B, 3.41%, 11/15/48	4,800	1,838
Series S, 11/15/37(f)	1,000	604
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	507

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	$2,500	$3,374
5.50%, 10/1/37	560	785
5.00%, 11/15/44, Continuously Callable @100(g)	1,000	1,035
2.80%, 9/15/69, Continuously Callable @100	3,000	2,935
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	566
5.25%, 7/1/35, Continuously Callable @100	1,000	1,001
5.00%, 12/1/37, Continuously Callable @100(g)	1,300	1,488
4.00%, 8/1/38, Continuously Callable @100	4,000	4,323
5.50%, 7/1/40, Pre-refunded 7/1/20 @ 100	1,000	1,000
5.00%, 7/1/42, Continuously Callable @100	250	252
5.00%, 5/1/43, Continuously Callable @100	1,000	1,124
5.75%, 7/1/43, Continuously Callable @100	1,000	1,034
3.50%, 7/1/44, Continuously Callable @100	1,000	1,059
4.00%, 7/1/45, Continuously Callable @100	2,000	2,025
Series A, 5.00%, 7/1/31, Pre-refunded 7/1/21 @ 100	1,000	1,047
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	521
Series A, 5.00%, 5/1/41, Pre-refunded 5/1/21 @ 100	2,000	2,079
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,112
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,126
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,587
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,585
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,342
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,185
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,684
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,085
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	538
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	557
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	3,347
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,111
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	531
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series A, 5.50%, 5/15/30	3,275	4,623
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.63%, 11/1/32, Pre-refunded 5/1/21 @ 100	500	522
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	2,000	3,084
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,328
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,125
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,073
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,119
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,690
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100(g)	2,000	1,927
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	771
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	763
Onondaga Civic Development Corp. Revenue
5.38%, 7/1/40, Continuously Callable @100	1,500	1,500
4.00%, 7/1/40, Continuously Callable @100	300	312
5.00%, 10/1/40, Continuously Callable @100	1,000	997
5.00%, 7/1/42, Continuously Callable @100	1,000	1,033
5.00%, 1/1/43, Continuously Callable @100	740	813
Onondaga County Trust for Cultural Resources Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/36, Pre-refunded 12/1/21 @ 100	$1,000	$1,067
5.00%, 5/1/40, Continuously Callable @100	800	868
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,015
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	541
5.00%, 9/1/47, Continuously Callable @100	1,770	1,897
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,985	2,112
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	230
5.00%, 7/1/28, Continuously Callable @100	1,280	1,324
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	275
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,541
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,396
Tompkins County Development Corp. Revenue (INS-Assured Guaranty Municipal Corp.), 5.50%, 7/1/33, Pre-refunded 1/1/21 @ 100	1,000	1,026
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32(f)	1,000	760
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @100	2,000	2,011
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,100
Westchester County Healthcare Corp. Revenue
Series B, 6.00%, 11/1/30, Pre-refunded 11/1/20 @ 100	870	886
Series B, 6.00%, 11/1/30, Continuously Callable @100	130	132
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,516
5.00%, 7/1/42, Continuously Callable @104	450	495
5.00%, 11/1/46, Continuously Callable @100	1,000	1,045
5.00%, 6/1/47, Continuously Callable @100	1,000	1,022
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	541
		201,935
Guam (4.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,000	1,129
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Continuously Callable @100	1,000	1,080
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	552
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,268
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,078
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	560
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	526
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	510
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,055
		8,880

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	$1,390	$1,372

Total Municipal Bonds (Cost $202,200)		212,187

Total Investments (Cost $202,699) — 98.5%		212,684
Other assets in excess of liabilities — 1.5%		3,158
NET ASSETS - 100.00%		$215,842

(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.
(e)	Put Bond.
(f)	Zero-coupon bond.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $4,450 (thousands) and amounted to 2.1% of net assets.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
GO—General Obligation
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (3.8%)
U.S. Treasury Note, 1.88%, 4/30/22	$17,600	$18,149
Total U.S. Treasury Obligations (Cost $17,401)		18,149

Exchange-Traded Funds (93.6%)
iShares 20+ Year Treasury Bond ETF	149,781	24,554
iShares iBoxx $ Investment Grade Corporate Bond ETF	211,726	28,477
SPDR Gold Shares	206,653	34,587
Vanguard FTSE All-World ex-US ETF	1,484,254	70,665
Vanguard S&P 500 ETF(a)(b)	974,826	276,295
Vanguard Total Stock Market ETF(a)(b)	112,278	17,575
Total Exchange-Traded Funds (Cost $417,403)		452,153

Collateral for Securities Loaned^ (1.0%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.15%(c)	1,620,000	1,620
HSBC U.S. Government Money Market Fund I Shares, 0.11%(c)	2,623,392	2,623
Invesco Government & Agency Portfolio Institutional Shares, 0.09%(c)	774,862	775
Total Collateral for Securities Loaned (Cost $5,018)		5,018
Total Investments (Cost $439,822) — 98.4%		475,320
Other assets in excess of liabilities — 1.6%		7,799
NET ASSETS - 100.00%		$483,119

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been designated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on June 30, 2020.

ETF—Exchange-Traded Fund

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	438	9/18/20	$65,686,801	$67,675,380	$1,988,579
S&P/Toronto Stock Exchange 60 Index Futures	196	9/17/20	25,961,235	26,813,909	852,674
Swiss Market Index Futures	234	9/18/20	24,066,254	24,724,156	657,902
					$3,499,155

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	769	9/18/20	37,314,360	37,900,165	(585,805)
Russell 2000 Mini Index Futures	503	9/18/20	34,907,211	36,155,640	(1,248,429)
Tokyo Price Index Futures	313	9/10/20	46,910,570	45,184,374	1,726,196
					$(108,038)

Total unrealized appreciation	$5,225,351
Total unrealized depreciation	(1,834,234)
Total net unrealized appreciation (depreciation)	$3,391,117

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.5%)
Utilities (0.5%):
Energy Harbor Corp.(a)(b)	737,140	$23,957

Total Common Stocks (Cost $18,428)		23,957

Municipal Bonds (98.7%)
Alabama (1.6%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	8,853
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,137
Series A, 5.00%, 9/1/28	7,000	8,719
Series A, 5.00%, 9/1/34(c)	35,000	45,539
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,578
5.00%, 3/1/36, Continuously Callable @100	1,750	1,905
		77,731
Arizona (2.2%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	21,068
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,376
1.98% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(d)(e)	30,000	31,302
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24(f)	3,270	3,856
5.50%, 7/1/25(f)	2,115	2,571
Maricopa County IDA Revenue
0.70%(MUNIPSA+57bps), 1/1/35, Continuously Callable 10/18/23 @ 100(d)	2,430	2,497
5.00%, 7/1/39, Continuously Callable @100(g)	2,000	2,129
Pinal County IDA Revenue (INS - ACA Financial Guaranty Corp.)
5.25%, 10/1/20, Continuously Callable @100	2,000	2,007
5.25%, 10/1/22, Continuously Callable @100	1,250	1,254
4.50%, 10/1/25, Continuously Callable @100	2,000	2,006
The City of Phoenix IDA Revenue
3.75%, 7/1/24	5,585	5,762
5.00%, 7/1/34, Continuously Callable @100	11,100	11,906
5.00%, 7/1/36, Continuously Callable @100	1,675	1,790
5.00%, 10/1/36, Continuously Callable @100	4,250	4,629
The Pima County IDA Revenue, 4.13%, 6/15/29, Continuously Callable @100(g)	4,900	4,775
The Pima County IDA Revenue
4.00%, 6/15/22(g)	470	469
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,794
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,114
		108,305
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,170
5.00%, 9/1/38, Continuously Callable @100	1,000	1,166
5.00%, 9/1/39, Continuously Callable @100	1,000	1,163
5.00%, 9/1/40, Continuously Callable @100	1,045	1,211
1.68% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22)(d)(e)	29,000	29,576
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,185
		39,471

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California (6.3%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Continuously Callable @100	$500	$557
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	557
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,111
Bay Area Toll Authority Revenue
1.23%(MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24)(d)(e)	17,000	17,081
1.03%(MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23)(d)(e)	10,000	10,058
California Health Facilities Financing Authority Revenue
2.00%, 10/1/36, (Put Date 10/1/25)(e)(d)	8,500	8,893
Series D, 5.00%, 8/15/27, Continuously Callable @100	2,000	2,089
Series D, 5.25%, 8/15/31, Continuously Callable @100	5,000	5,226
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100(g)	500	557
5.00%, 8/1/36, Continuously Callable @100(g)	1,600	1,748
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,400
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,528
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,765
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,379
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,451
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,011
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,509
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,008
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,309
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,208
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,701
California State University Revenue
Series A, 5.00%, 11/1/29, Continuously Callable @100	10,000	11,855
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	12,089
California Statewide Communities Development Authority Revenue
5.13%, 5/15/31, Continuously Callable @100	1,000	1,023
5.00%, 5/15/32, Continuously Callable @100	1,250	1,363
5.00%, 5/15/33, Continuously Callable @100	2,000	2,173
5.00%, 5/15/34, Continuously Callable @100	1,250	1,353
5.00%, 5/15/35, Continuously Callable @100	2,000	2,159
Cerritos Community College District, GO
Series D, 8/1/25(h)	1,510	1,442
Series D, 8/1/27(h)	1,000	924
Series D, 8/1/28(h)	1,000	906
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,753
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	1,957
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,052
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,018
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,389
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,111
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	835	816
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,938
5.00%, 11/15/33, Continuously Callable @100	1,570	1,893
5.00%, 11/15/34, Continuously Callable @100	3,655	4,395
5.00%, 11/15/35, Continuously Callable @100	2,340	2,808
City of Upland Certificate of Participation, 6.00%, 1/1/26, Pre-refunded 1/1/21 @ 100	10,000	10,288
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,458
San Francisco City Housing Revenue, 1500 Mission Street Apts., Series E (LIQ - Deutsche Bank A.G.), Series DBE-8049, 0.48%, 12/1/52(f)(g)	44,800	44,800

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
El Camino Community College District, GO
Series C, 8/1/26(h)	$6,810	$6,475
Series C, 8/1/27(h)	7,665	7,188
Series C, 8/1/28(h)	5,500	5,064
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35(h)	5,500	3,671
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,258
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,245
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	522
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25(h)	46,605	44,257
Irvine Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.50%, 9/1/20, Continuously Callable @100	2,500	2,508
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,269
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,199
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,890
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,154
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,440
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	904
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,162
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,159
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/25, Continuously Callable @100	3,500	3,509
		305,983
Colorado (2.3%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22(h)	5,000	4,952
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	3,127
5.00%, 12/1/28, Continuously Callable @100	1,000	1,072
5.00%, 12/1/29, Continuously Callable @100	1,500	1,608
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,825
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,446
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	3,020
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,808
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,741
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	4,139
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,577
5.00%, 12/1/35, Continuously Callable @100	4,000	4,222
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	5,155
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,089
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,357
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	3,887
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(g)	7,355	8,309
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,315
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,311
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,045
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,476
5.00%, 12/1/34, Continuously Callable @100	1,000	1,172
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,494
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,851
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,755
		110,753

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Connecticut (4.1%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	$335	$435
Series B, 5.00%, 8/15/27	4,485	5,348
Series B, 5.00%, 8/15/27	180	234
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,160
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,183
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,402
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,073
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,148
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,137
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,132
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,519
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	444
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	381
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,102
5.00%, 7/1/34, Continuously Callable @100	725	770
5.00%, 7/1/35, Continuously Callable @100	1,170	1,235
5.00%, 7/1/36, Continuously Callable @100	1,125	1,182
5.00%, 7/1/37, Continuously Callable @100	1,275	1,334
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	7,426
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,222
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,217
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,225
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100(g)	10,000	11,310
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31(i)	8,432	295
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	948
5.00%, 7/15/34, Continuously Callable @100	1,000	1,255
5.00%, 7/15/35, Continuously Callable @100	750	935
5.00%, 7/15/36, Continuously Callable @100	1,000	1,241
4.00%, 7/15/37, Continuously Callable @100	1,000	1,152
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	24,560
5.00%, 1/1/35, Continuously Callable @100	20,000	24,417
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,356
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	4,891
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,134
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,806
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,077
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,082
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,353
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,214
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,047
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,448
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,438
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,819
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,501
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,283
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	7,897
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,556
		196,324

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.5%):
District of Columbia Revenue
5.00%, 7/1/23	$375	$405
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,493
5.00%, 7/1/39, Continuously Callable @100	800	857
4.00%, 7/1/39, Continuously Callable @100	1,000	1,054
Series A, 5.63%, 10/1/25, Continuously Callable @100	3,870	3,862
Series A, 5.75%, 10/1/26, Continuously Callable @100	5,000	4,997
Series A, 5.75%, 10/1/27, Pre-refunded 4/1/21 @ 100	6,000	6,242
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,093
4.00%, 10/1/36, Continuously Callable @100	1,250	1,365
4.00%, 10/1/37, Continuously Callable @100	1,500	1,639
4.00%, 10/1/38, Continuously Callable @100	1,000	1,092
		24,099
Florida (5.3%):
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,734
4.00%, 10/1/36, Continuously Callable @100	1,400	1,625
4.00%, 10/1/37, Continuously Callable @100	3,000	3,470
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,806
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,583
4.00%, 7/1/32, Continuously Callable @100	2,000	2,231
4.00%, 7/1/33, Continuously Callable @100	2,785	3,084
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,153
City of Tampa Revenue
Series A, 3.38%, 9/1/36, Continuously Callable @80	700	407
Series A, 3.49%, 9/1/37, Continuously Callable @77	700	386
Series A, 3.53%, 9/1/38, Continuously Callable @74	850	450
Series A, 3.64%, 9/1/39, Continuously Callable @71	700	351
Series A, 3.71%, 9/1/40, Continuously Callable @67	850	405
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	394
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	782
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33(f)(h)(j)	3,470	3,349
5/1/38, Continuously Callable @100(f)(h)(k)	7,900	7,838
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,620
County of Lee Revenue
5.00%, 10/1/23	2,500	2,864
5.00%, 10/1/24	2,700	3,196
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,292
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,554
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	5,798
County of Miami-Dade Aviation Revenue
Series B, 5.00%, 10/1/26, Pre-refunded 10/1/20 @ 100	6,440	6,516
Series B, 5.00%, 10/1/27, Pre-refunded 10/1/20 @ 100	7,000	7,083
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Continuously Callable @100	2,000	2,188
County of St Lucie Sales Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,286
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,722
5.00%, 8/15/35, Continuously Callable @100	1,290	1,565
5.00%, 8/15/40, Continuously Callable @100	2,900	3,455

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	$1,250	$1,405
5.00%, 10/1/36, Continuously Callable @100	1,000	1,118
4.00%, 10/1/37, Continuously Callable @100	1,000	1,023
4.00%, 10/1/38, Continuously Callable @100	750	764
5.00%, 3/1/39, Continuously Callable @100	7,055	7,742
4.00%, 10/1/39, Continuously Callable @100	800	812
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,623
5.00%, 6/1/36, Continuously Callable @100	2,750	3,138
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Continuously Callable @100	1,250	1,431
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,225	2,542
Lee County IDA Revenue
5.00%, 10/1/28, Continuously Callable @100	7,245	7,253
5.00%, 11/15/39, Continuously Callable @103	1,500	1,561
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,384
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,555
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Continuously Callable @100	6,560	7,050
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,688
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,473
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,124
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,807
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,402
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,222
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,219
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,211
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,245
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,235
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Continuously Callable @100	4,750	5,233
5.00%, 8/1/28, Continuously Callable @100	4,950	5,445
5.00%, 8/1/29, Continuously Callable @100	5,250	5,768
5.00%, 8/1/30, Continuously Callable @100	3,500	3,840
5.00%, 8/1/31, Continuously Callable @100	5,780	6,332
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,682
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,410
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,923
Series B, 4.00%, 11/15/41, Continuously Callable @103(l)	250	266
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/21	1,995	2,073
4.00%, 10/1/22	1,080	1,130
4.00%, 10/1/23, Continuously Callable @100	1,415	1,481
5.38%, 10/1/26, Continuously Callable @100	2,045	2,132
5.00%, 10/1/27, Continuously Callable @100	1,895	2,021
6.50%, 10/1/31, Continuously Callable @100	2,615	2,758
Pinellas County IDA Revenue, 5.00%, 7/1/29	1,000	1,098
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,380
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,374
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100(g)	3,195	3,533

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	$2,045	$2,299
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,684
Sunshine State Governmental Financing Commission Revenue, 5.00%, 9/1/20	5,525	5,567
Sunshine State Governmental Financing Commission Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,108
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,127
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,123
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,677
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,732
		255,410
Georgia (1.5%):
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(e)(d)	4,975	5,107
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	1,976
4.00%, 8/1/37, Continuously Callable @100	1,500	1,606
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23)(e)(d)	15,000	16,408
Series A, 5.00%, 5/15/36	2,000	2,565
Series A, 5.00%, 5/15/37	1,500	1,937
Series A, 5.00%, 5/15/38	2,500	3,243
Series C, 4.00%, 3/1/50, (Put Date 9/1/26)(e)(d)	27,500	31,571
Private Colleges & Universities Authority Revenue
Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,122
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,147
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,752
		72,434
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,095
5.25%, 7/1/33, Continuously Callable @100	3,000	3,293
5.00%, 7/1/36, Continuously Callable @100	1,250	1,414
5.00%, 7/1/36, Continuously Callable @100	1,000	1,146
Series A, 5.00%, 7/1/23	750	825
Series A, 5.00%, 7/1/24	600	677
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	845
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,122
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,089
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,084
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	749
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,081
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,078
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,138
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,617
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,149
		20,402
Idaho (0.3%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	6,993
5.00%, 3/1/36, Continuously Callable @100	4,085	4,903
5.00%, 3/1/37, Continuously Callable @100	3,000	3,593
		15,489

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Illinois (14.5%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	$1,000	$1,170
4.00%, 6/1/35, Continuously Callable @100	1,290	1,501
4.00%, 6/1/36, Continuously Callable @100	1,575	1,826
Chicago Board of Education, GO
Series A, 12/1/25(h)	1,600	1,289
Series A, 12/1/26(h)	3,700	2,851
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	7,105
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,054
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,730
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,834
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,591
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,767
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,674
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,135
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,275
5.00%, 1/1/34, Continuously Callable @100	5,675	6,495
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,801
Series C, 5.25%, 1/1/24, Continuously Callable @100	9,000	9,030
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,977
5.00%, 1/1/29, Continuously Callable @100	1,500	1,646
5.13%, 1/1/30, Continuously Callable @100	2,150	2,364
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	1,747	1,752
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,098
5.00%, 1/1/32, Continuously Callable @100	1,000	1,097
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,040
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	3,881
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,106
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,378
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,727
5.00%, 11/1/29, Continuously Callable @100	725	835
5.00%, 11/1/30, Continuously Callable @100	2,000	2,300
5.00%, 11/1/31, Continuously Callable @100	2,000	2,216
5.00%, 11/1/33, Continuously Callable @100	2,000	2,209
5.00%, 11/1/36, Continuously Callable @100	2,665	3,062
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,151
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,147
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,548
5.25%, 11/1/35, Continuously Callable @100	1,635	1,954
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,679
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	2,915
City of Chicago, GO (INS - National Public Finance Guarantee Corp.), 1/1/23(h)	30,000	27,745
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,490
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	10,109
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,110
5.00%, 11/15/35, Continuously Callable @100	7,000	8,181
5.00%, 11/15/36, Continuously Callable @100	5,000	5,830

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	$2,000	$2,191
5.00%, 11/15/35, Continuously Callable @100	2,000	2,182
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,785
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	9,750	10,853
4.45%, 11/1/36, Continuously Callable @102	4,500	5,085
3.90%, 11/1/36, Continuously Callable @102	2,220	2,483
Illinois Finance Authority Revenue
3.25%, 5/15/22	1,125	1,121
5.00%, 2/15/27	7,650	7,210
5.40%, 4/1/27, Continuously Callable @100	1,435	1,437
4.00%, 5/15/27	3,065	3,101
5.50%, 7/1/28, Continuously Callable @100	8,250	9,220
3.90%, 3/1/30, Continuously Callable @100	20,000	22,126
5.00%, 5/15/30, Continuously Callable @100	1,000	1,033
5.00%, 5/15/31, Continuously Callable @100	1,875	1,922
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,892
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,457
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,261
5.00%, 12/1/34, Continuously Callable @100	3,500	3,937
5.00%, 5/15/35, Continuously Callable @100	1,100	1,111
5.00%, 8/15/35, Continuously Callable @100	4,000	4,410
5.00%, 10/1/35, Continuously Callable @100	600	763
4.00%, 12/1/35, Continuously Callable @100	5,000	5,257
5.00%, 5/15/36, Continuously Callable @100	1,400	1,403
4.00%, 12/1/36, Continuously Callable @100	3,000	3,154
5.00%, 2/15/37, Continuously Callable @100	1,000	1,010
5.00%, 10/1/37, Continuously Callable @100	700	879
2.45%, 10/1/39, (Put Date 10/1/29)(e)(d)	14,000	14,942
5.00%, 10/1/39, Continuously Callable @100	700	868
Series A, 4.50%, 5/15/25, Continuously Callable @100	8,210	8,726
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	8,017
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,076
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,070
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,960
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,241
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,424
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	19,872
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,206
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,268
5.00%, 6/15/30, Continuously Callable @100	1,025	1,067
5.25%, 6/15/31, Continuously Callable @100	5,000	5,428
5.25%, 6/15/32, Continuously Callable @100	5,000	5,397
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,873
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,808
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,474
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,077
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,190
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,553
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,479
5.00%, 2/1/36, Continuously Callable @100	6,000	6,545
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/28, Continuously Callable @100	$1,210	$1,440
5.00%, 12/1/29, Continuously Callable @100	1,250	1,484
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,191
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,372
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	887
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26(h)	5,000	4,240
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	1,993
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,311
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,368
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,409
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,475
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,473
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	26,901
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,449
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	500	543
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	541
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	2,660	3,018
Series B, 5.00%, 2/1/24	1,040	1,204
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,628
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,661
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,768
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,437
Series A, 5.00%, 11/1/25	11,000	11,847
Series B, 5.00%, 10/1/28	3,000	3,268
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	10,743
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	7,250
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,278
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/21, Continuously Callable @100	5,000	5,015
4.00%, 2/1/30, Continuously Callable @100	7,000	7,387
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,862
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25(c)	10,000	11,546
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	13,255
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,180
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,856
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,953
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,876
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,766
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,790
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,225	6,086
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,408
Series A, 5.00%, 12/1/26	2,110	2,583

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	$2,997	$3,483
4.00%, 3/1/36, Continuously Callable @100	1,250	1,364
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	717
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,205
5.00%, 12/1/29, Continuously Callable @100	1,925	2,308
5.00%, 12/1/30, Continuously Callable @100	2,025	2,422
5.00%, 12/1/34, Continuously Callable @100	6,000	7,082
		697,905
Indiana (1.5%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,274
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,437
5.00%, 7/15/34, Continuously Callable @100	1,000	1,228
5.00%, 7/15/35, Continuously Callable @100	1,250	1,529
5.00%, 7/15/38, Continuously Callable @100	3,000	3,634
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(h)	740	614
7/15/30, Continuously Callable @96(h)	750	613
7/15/31, Continuously Callable @93(h)	1,490	1,175
7/15/32, Continuously Callable @91(h)	1,400	1,057
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,420
0.40%, 5/1/28, (Put Date 9/1/20)(e)(d)	5,000	4,966
5.00%, 9/1/30, Continuously Callable @100	1,250	1,509
5.00%, 9/1/31, Continuously Callable @100	1,500	1,807
5.00%, 11/15/33, Continuously Callable @103	2,000	2,069
4.00%, 7/1/36, Continuously Callable @100	3,660	3,982
4.00%, 7/1/38, Continuously Callable @100	4,030	4,385
5.00%, 11/15/38, Continuously Callable @103	3,000	3,054
4.00%, 7/1/39, Continuously Callable @100	3,605	3,923
Series A, 5.00%, 5/1/24, Continuously Callable @100	1,470	1,630
Series A, 5.00%, 5/1/27, Continuously Callable @100	1,200	1,326
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,820
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,294
		70,746
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,054
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	5,970
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,542
		24,566
Kansas (0.3%):
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	3,000	3,033
4.63%, 9/1/33, Continuously Callable @100	10,000	10,084
		13,117
Kentucky (3.5%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	493
4.00%, 2/1/36, Continuously Callable @100	2,410	2,477
4.00%, 2/1/37, Continuously Callable @100	1,115	1,160
City of Pikeville Revenue
5.75%, 3/1/26, Pre-refunded 3/1/21 @ 100	795	824
5.75%, 3/1/26, Continuously Callable @100	2,930	3,007

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	$15,000	$17,078
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	6,716
0.40%, 4/1/31, (Put Date 9/1/20)(e)(d)	5,000	4,949
5.00%, 5/15/31, Continuously Callable @100	7,205	6,861
5.00%, 5/15/36, Continuously Callable @100	2,500	2,328
Series B, 10/1/24(h)	6,130	5,637
Series B-3, 1.53% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25)(d)(e)	20,000	19,737
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26)(e)(d)	7,000	7,298
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25)(e)(d)	14,285	15,707
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(e)(d)	20,000	22,467
Series C-3, 1.18% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(d)(e)	20,000	19,839
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,157
5.00%, 5/1/36, Continuously Callable @100	1,000	1,154
5.00%, 5/1/37, Continuously Callable @100	3,000	3,459
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,268
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,542
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	600
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	793
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	791
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	525
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	4,168
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	3,004
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,792
1.75%, 2/1/35, (Put Date 7/1/26)(e)(d)	5,000	5,262
		170,093
Louisiana (4.0%):
Calcasieu Parish Memorial Hospital Service District Revenue, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,078
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Continuously Callable @100	700	827
5.00%, 6/1/32, Continuously Callable @100	1,150	1,355
5.00%, 6/1/34, Continuously Callable @100	1,500	1,756
City of New Orleans Water System Revenue
5.00%, 12/1/33, Continuously Callable @100	1,500	1,761
5.00%, 12/1/35, Continuously Callable @100	1,500	1,752
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,224
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,977
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,797
5.00%, 12/1/34, Continuously Callable @100	1,500	1,775
5.00%, 12/1/35, Continuously Callable @100	1,510	1,783
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,263
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,512
Jefferson Parish Hospital Service District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.50%, 1/1/26, Pre-refunded 1/1/21 @ 100	2,750	2,821
Series A, 5.38%, 1/1/31, Pre-refunded 1/1/21 @ 100	3,000	3,076
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/32, Continuously Callable @100	$18,750	$19,077
Series A, 6.50%, 8/1/29, Continuously Callable @100	3,750	3,763
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	67
5.00%, 7/1/33, Continuously Callable @100	8,940	10,277
5.00%, 5/15/34, Continuously Callable @100	2,975	3,420
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	31
5.00%, 5/15/34, Continuously Callable @100	2,225	2,523
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	104
5.00%, 7/1/34, Continuously Callable @100	13,465	15,418
5.00%, 5/15/35, Continuously Callable @100	2,000	2,288
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	42
4.00%, 5/15/35, Continuously Callable @100	3,465	3,681
5.00%, 5/15/36, Continuously Callable @100	1,560	1,778
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/36, Continuously Callable @100	1,485	1,574
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,026
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,407
Series B, 3.50%, 6/1/30, Continuously Callable @100	14,000	14,366
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,304
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,113
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,108
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,102
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	2,208
5.00%, 1/1/36, Continuously Callable @100	1,250	1,494
5.00%, 1/1/37, Continuously Callable @100	1,500	1,789
5.00%, 10/1/37, Continuously Callable @100	2,000	2,407
5.00%, 1/1/38, Continuously Callable @100	1,300	1,548
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22)(e)(d)	16,750	17,623
Parish of St. James Revenue, Series A-1, 0.31%, 11/1/40, Continuously Callable @100(f)	15,000	15,000
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37(f)	11,750	11,110
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,286
Series A, 5.25%, 5/15/31, Continuously Callable @100	10,000	10,275
		194,984
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Continuously Callable @100	1,635	1,760
6.00%, 7/1/26, Continuously Callable @100	11,500	11,758
5.00%, 7/1/26, Continuously Callable @100	1,000	1,074
5.00%, 7/1/27, Continuously Callable @100	1,000	1,073
		15,665
Maryland (1.1%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,105
5.00%, 1/1/36, Continuously Callable @104	1,000	1,021
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,341
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,068
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,063
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,099
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,642
5.50%, 1/1/30, Continuously Callable @100	1,750	2,017
5.50%, 1/1/31, Continuously Callable @100	1,585	1,816

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/31, Continuously Callable @100	$3,190	$3,616
5.00%, 7/1/32, Continuously Callable @100	6,505	7,332
5.00%, 7/1/33, Continuously Callable @100	3,600	4,032
5.00%, 7/1/33, Continuously Callable @100	1,000	1,104
5.00%, 7/1/34, Continuously Callable @100	2,500	2,786
5.00%, 7/1/34, Continuously Callable @100	2,200	2,429
5.50%, 1/1/36, Continuously Callable @100	5,000	5,587
4.00%, 7/1/38, Continuously Callable @100	1,500	1,669
4.00%, 7/1/39, Continuously Callable @100	1,585	1,760
4.00%, 7/1/40, Continuously Callable @100	1,645	1,824
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,129
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,122
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,460
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,109
		52,131
Massachusetts (1.5%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	111
Massachusetts Development Finance Agency Revenue
6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	2,700	2,780
5.00%, 7/1/30, Pre-refunded 7/1/20 @ 100	2,000	2,000
5.00%, 7/1/30, Continuously Callable @100	2,000	2,283
5.00%, 7/1/31, Continuously Callable @100	1,675	1,900
5.00%, 7/1/32, Continuously Callable @100	1,250	1,429
4.00%, 10/1/32, Continuously Callable @105(g)	3,600	3,500
5.00%, 4/15/33, Continuously Callable @100	2,155	2,369
5.00%, 7/1/33, Continuously Callable @100	1,250	1,416
5.00%, 7/1/34, Continuously Callable @100	1,000	1,121
5.00%, 7/1/36, Continuously Callable @100	895	1,007
5.00%, 7/1/36, Continuously Callable @100	1,000	1,198
5.00%, 7/1/36, Continuously Callable @100	2,000	2,206
5.00%, 7/1/37, Continuously Callable @100	1,215	1,356
5.00%, 7/1/37, Continuously Callable @100	800	957
5.00%, 10/1/37, Continuously Callable @105(g)	1,000	1,027
5.00%, 7/1/38, Continuously Callable @100	600	716
5.00%, 7/1/38, Continuously Callable @100	335	371
Series A, 5.00%, 7/1/20	640	640
Series A, 5.00%, 7/1/22	1,480	1,572
Series A, 5.00%, 7/1/27, Continuously Callable @100	1,720	1,829
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	512
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	728
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	599
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	777
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	810
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,096
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,284
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,136
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,548
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,688
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,121
Series I, 6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	1,800	1,853
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,352
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,201
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,217
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	5,871
Massachusetts Health & Educational Facilities Authority Revenue, Series E, 5.00%, 7/15/27, Continuously Callable @100	4,000	4,004
		74,585
Michigan (2.2%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/36, Continuously Callable @100	$1,000	$1,091
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,170
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,686
4.00%, 7/1/33, Continuously Callable @100	2,620	2,775
4.00%, 7/1/34, Continuously Callable @100	2,730	2,879
4.00%, 7/1/35, Continuously Callable @100	1,635	1,717
4.00%, 7/1/38, Continuously Callable @100	1,855	1,918
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,391
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,145
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	12,000	12,775
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,340
5.00%, 5/1/33, Continuously Callable @100	2,875	3,450
5.00%, 5/1/34, Continuously Callable @100	2,965	3,547
5.00%, 5/1/35, Continuously Callable @100	3,065	3,657
5.00%, 5/1/36, Continuously Callable @100	2,770	3,296
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,251
5.00%, 11/1/35, Continuously Callable @100	1,000	1,245
4.00%, 11/15/35, Continuously Callable @100	6,000	6,532
5.00%, 11/1/36, Continuously Callable @100	1,000	1,241
4.00%, 11/15/36, Continuously Callable @100	1,000	1,086
5.00%, 11/1/37, Continuously Callable @100	1,250	1,547
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,752
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,452
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,335
Series A, 5.00%, 5/1/25	1,700	2,047
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,396
		106,721
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	5,929
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,161
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,575
		9,665
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,460
Mississippi Development Bank Revenue, 5.00%, 4/1/28, Continuously Callable @100	1,675	1,861
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	7,000	7,600
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,527
4.00%, 1/1/37, Continuously Callable @100	2,260	2,540
4.00%, 1/1/39, Continuously Callable @100	1,850	2,069
4.00%, 1/1/40, Continuously Callable @100	2,675	2,984
		26,041
Missouri (1.3%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	551
5.00%, 3/1/36, Continuously Callable @100	750	816

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/25, Continuously Callable @100	$1,780	$1,916
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,746
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,623
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,075
5.00%, 5/1/30, Continuously Callable @100	2,310	2,491
5.00%, 5/15/32, Continuously Callable @103	1,555	1,594
5.25%, 5/1/33, Continuously Callable @100	2,350	2,543
5.00%, 2/1/34, Continuously Callable @104	2,000	2,054
5.00%, 5/15/36, Continuously Callable @103	4,565	4,580
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,113
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,684
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	26,988
St. Louis County IDA Revenue
5.00%, 9/1/23	1,130	1,156
5.50%, 9/1/33, Continuously Callable @100	2,750	2,850
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,177
		61,957
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100(f)	8,500	9,034

Nebraska (0.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	4,653
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,475
5.00%, 11/1/30, Continuously Callable @100	1,600	1,877
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	872
4.00%, 1/1/36, Continuously Callable @102	1,240	1,354
4.00%, 1/1/37, Continuously Callable @102	1,000	1,089
4.00%, 1/1/38, Continuously Callable @102	1,295	1,407
4.00%, 1/1/39, Continuously Callable @102	1,800	1,952
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,869
		17,548
Nevada (1.7%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	745
5.00%, 9/1/31, Continuously Callable @100	1,000	1,188
5.00%, 9/1/33, Continuously Callable @100	1,000	1,176
5.00%, 9/1/37, Continuously Callable @100	1,950	2,262
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,109
4.00%, 6/1/37, Continuously Callable @100	7,345	8,240
4.00%, 6/1/38, Continuously Callable @100	6,135	6,867
City of Sparks Revenue
Series A, 2.50%, 6/15/24(g)	900	883
Series A, 2.75%, 6/15/28(g)	1,500	1,407
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,372
5.00%, 7/1/27	2,220	2,708
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,132
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,242
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,116
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	4,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 7/1/35, Continuously Callable @100	$5,075	$5,337
		79,594
New Hampshire (0.2%):
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,358
5.00%, 8/1/35, Continuously Callable @100	2,700	3,131
5.00%, 8/1/36, Continuously Callable @100	2,000	2,311
5.00%, 8/1/37, Continuously Callable @100	1,500	1,730
		10,530
New Jersey (6.2%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,099
5.00%, 11/1/30, Continuously Callable @100	1,000	1,095
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	2,019
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,493
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	766
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	895
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Continuously Callable @100	1,135	1,356
5.00%, 7/1/35, Continuously Callable @100	1,000	1,189
Essex County Improvement Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6.00%, 11/1/25, Pre-refunded 11/1/20 @ 100	4,535	4,621
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,718
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,350
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	481
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	630
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Pre-refunded 3/1/21 @ 100	7,300	7,543
5.25%, 9/1/22, Continuously Callable @100	2,700	2,752
5.00%, 3/1/25, Continuously Callable @100	18,410	19,644
5.00%, 6/15/26, Continuously Callable @100	2,500	2,588
1.68%(MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100(d)	10,000	10,167
1.73%(MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100(d)	10,000	9,993
5.00%, 11/1/36, Continuously Callable @100	2,000	2,247
4.00%, 11/1/38, Continuously Callable @100	1,500	1,551
4.00%, 11/1/39, Continuously Callable @100	2,000	2,063
Series A, 5.00%, 6/15/25	5,125	5,704
Series A, 3.13%, 7/1/29, Continuously Callable @100	1,085	1,070
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	982
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	18,357
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	18,066
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	9,874
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,168
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,613
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,588
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,425
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,256
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,219
Series F, 4.00%, 7/1/33, Continuously Callable @100	500	528
Series F, 4.00%, 7/1/34, Continuously Callable @100	750	790
Series F, 4.00%, 7/1/35, Continuously Callable @100	1,250	1,313

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	$3,000	$3,541
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	3,933
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,926
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,217
5.00%, 10/1/34, Continuously Callable @100	2,000	2,208
5.00%, 10/1/35, Continuously Callable @100	2,620	2,881
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,219
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,654
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,281
5.00%, 6/15/31, Continuously Callable @100	3,000	3,266
1.33% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21)(d)(e)	10,000	10,056
Series A, 12/15/25(h)	20,000	16,452
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,256
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,174
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,194
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,281
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	2,855
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	11,255
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,343
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,393
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	8,982
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,511
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	3,944
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	580
4.00%, 12/1/30, Continuously Callable @100	750	866
4.00%, 12/1/31, Continuously Callable @100	500	575
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	542
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	813
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,169
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	5,973
		297,553
New Mexico (0.7%):
City of Farmington Revenue
4.70%, 5/1/24, Continuously Callable @100	20,000	20,284
1.88%, 4/1/33, (Put Date 10/1/21)(e)(d)	12,000	12,018
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	556
2.63%, 5/15/25, Continuously Callable @100	1,000	924
5.00%, 5/15/34, Continuously Callable @103	625	628
5.00%, 5/15/39, Continuously Callable @103	480	470
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,079
		35,959
New York (4.2%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,747
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	625

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	$2,600	$2,753
County of Nassau, GO
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,291
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,343
County of Rockland, GO
3.50%, 10/1/21, Continuously Callable @100	1,585	1,597
3.63%, 10/1/22, Continuously Callable @100	1,190	1,199
3.63%, 10/1/23, Continuously Callable @100	1,560	1,572
3.63%, 10/1/24, Continuously Callable @100	1,665	1,678
County of Suffolk, GO, 5.00%, 3/19/21	30,000	30,347
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,234
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	2,993
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	18,340	18,951
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(e)(d)	7,315	8,427
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	6,811
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	4,067
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,164
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,164
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,239
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	10,965
Monroe County Industrial Development Corp. Revenue (INS - Federal Housing Administration), 5.75%, 8/15/30, Continuously Callable @100	5,000	5,159
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	19,000	18,589
2.63%, 9/15/69, Continuously Callable @100	3,350	3,357
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(g)	600	690
Series A, 5.00%, 5/1/23	15	17
Series A, 5.00%, 5/1/23	735	793
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	17
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	793
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	28
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,266
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	23
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,058
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	546
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	382
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,360
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	814
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	5,108
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	23,472
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	6
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,169
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,514
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,869
5.00%, 6/15/24	1,450	1,673
5.00%, 6/15/25, Continuously Callable @100	1,670	1,923
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	886

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	$220	$230
5.00%, 7/1/28, Continuously Callable @100	1,280	1,324
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,715
4.00%, 2/15/25	9,750	10,393
4.00%, 2/15/26	3,000	3,223
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,395
		204,126
North Carolina (0.4%):
North Carolina Capital Facilities Finance Agency Revenue, 0.40%, 7/1/34, (Put Date 9/1/20)(e)(d)	10,000	9,909
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,500	1,505
6.38%, 7/1/26, Pre-refunded 7/1/21 @ 100	4,805	5,099
5.00%, 10/1/30, Continuously Callable @100	1,850	1,787
		18,300
North Dakota (0.3%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,557
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	4,796
		16,353
Ohio (2.7%):
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,255
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,141
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,071
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	8,281
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,479
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	11,835
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,119
5.00%, 2/15/37, Continuously Callable @100	4,000	4,444
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,386
5.00%, 1/1/36, Continuously Callable @100	1,400	1,405
5.00%, 9/15/39, Continuously Callable @100	1,375	1,643
5.00%, 9/15/40, Continuously Callable @100	1,100	1,312
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25(h)	4,365	4,060
County of Hancock Revenue, 6.50%, 12/1/30, Pre-refunded 6/1/21 @ 100	9,000	9,513
County of Montgomery Revenue, 3.00%, 11/15/36, Continuously Callable @100	7,000	6,729
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	2,885
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,696
5.00%, 11/1/29	3,655	4,913
5.00%, 11/1/30	3,160	4,323
5.00%, 11/1/31	2,000	2,775
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,110
5.00%, 5/1/33, Continuously Callable @100	500	551
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,226
Ohio Water Development Authority Revenue, 12/1/33(b)(m)	26,000	–	(n)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	$9,535	$9,403
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	795
5.00%, 12/1/35, Continuously Callable @100	750	767
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,331
5.00%, 1/15/35, Continuously Callable @100	6,000	6,892
5.00%, 1/15/36, Continuously Callable @100	3,070	3,507
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,107
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	1,981
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,819
4.00%, 12/1/32, Continuously Callable @100	1,500	1,691
4.00%, 12/1/33, Continuously Callable @100	1,600	1,791
4.00%, 12/1/34, Continuously Callable @100	1,795	1,998
		132,234
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	1,380	1,410
Muskogee Industrial Trust Revenue, Series A, 0.36%, 6/1/27, Continuously Callable @100(f)	15,000	15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,723
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,005
5.00%, 11/15/30, Continuously Callable @102	1,780	1,846
		23,984
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	527
5.00%, 11/15/37, Continuously Callable @102	500	518
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100(l)	275	338
Series A, 5.00%, 10/1/40, Continuously Callable @100(l)	1,750	2,117
		3,500
Pennsylvania (8.0%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.13%, 3/1/25, Pre-refunded 3/1/21 @ 100	1,410	1,456
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	8,683
5.00%, 4/1/36, Continuously Callable @100	8,000	9,465
4.00%, 7/15/37, Continuously Callable @100	2,000	2,248
4.00%, 7/15/38, Continuously Callable @100	1,500	1,680
4.00%, 7/15/39, Continuously Callable @100	1,440	1,607
Allegheny County IDA Revenue, 4.88%, 11/1/24	3,150	2,914
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,712
4.00%, 12/1/34, Continuously Callable @100	1,475	1,674
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,371
5.00%, 11/1/34, Continuously Callable @100	2,000	2,246
5.00%, 11/1/35, Continuously Callable @100	3,000	3,353
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,282
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	347
5.00%, 10/1/31, Continuously Callable @103	450	477
5.00%, 10/1/37, Continuously Callable @103	2,260	2,345
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,049

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	$1,000	$1,077
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,852
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,508
5.00%, 6/1/34, Continuously Callable @100	2,000	2,394
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,857
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,665
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	920
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	974
County of Beaver, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/28	2,890	3,453
4.00%, 4/15/29, Continuously Callable @100	2,500	2,975
4.00%, 4/15/30, Continuously Callable @100	5,000	5,893
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,248
4.00%, 7/1/38, Continuously Callable @100	2,000	2,241
4.00%, 7/1/39, Continuously Callable @100	2,000	2,235
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	6,064
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,440
4.00%, 11/1/37, Continuously Callable @100	2,130	2,447
Series C-6, 4.00%, 12/1/26, Continuously Callable @102	6,500	6,347
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,246
4.00%, 6/1/31, Continuously Callable @100	1,000	1,100
Delaware County Authority Revenue, 5.00%, 10/1/25, Continuously Callable @100	1,000	1,009
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,709
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,896
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,110
5.00%, 9/1/35, Continuously Callable @100	1,850	2,219
4.00%, 9/1/36, Continuously Callable @100	1,100	1,235
4.00%, 9/1/37, Continuously Callable @100	1,000	1,120
5.00%, 9/1/37, Continuously Callable @100	1,750	2,089
4.00%, 9/1/38, Continuously Callable @100	900	1,006
4.00%, 9/1/39, Continuously Callable @100	1,000	1,116
Montgomery County IDA Revenue
5.00%, 11/15/23, Continuously Callable @100	1,200	1,252
5.00%, 11/15/24, Continuously Callable @100	2,750	2,868
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,192
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,783
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,777
Northampton County General Purpose Authority Revenue, 1.16%(LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(d)(e)	4,645	4,672
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,525
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 10/1/23, Continuously Callable @100	13,000	13,088
3.00%, 4/1/39, Continuously Callable @100	30,000	31,757
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,777
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,902
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,217
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,325

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.25%, 7/15/28, Continuously Callable @100	$2,245	$2,448
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,619
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,140
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,192
5.00%, 6/1/36, Continuously Callable @100	8,255	9,417
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,705
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,920
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,442
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,793
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,204
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,043
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,225
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	21,765
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,171
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,321
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,511
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,311
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	900
5.00%, 5/1/36, Continuously Callable @100	1,500	1,797
5.00%, 5/1/38, Continuously Callable @100	1,000	1,191
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,104
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	359
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,418
5.00%, 3/1/37, Continuously Callable @100	1,500	1,810
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,217
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,210
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,206
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,203
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,938
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,820
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,842
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,950
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,739
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,007
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,346
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,241
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,977
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	920
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	1,250	1,353
5.00%, 6/1/29, Continuously Callable @100	10,000	12,219
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,360
4.00%, 12/1/31, Continuously Callable @100	15,380	17,211
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(e)(d)	3,300	3,869
		383,923

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	$2,600	$2,673

Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,357
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,590
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,100
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,279
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,270
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,825
		16,421
South Carolina (1.1%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,148
4.00%, 11/1/32, Continuously Callable @100	1,000	1,142
Patriots Energy Group Financing Agency Revenue, Series B, 0.98%(LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(d)(e)	20,000	20,612
Piedmont Municipal Power Agency Revenue (INS - Assured Guaranty Corp.)
Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,536
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,826
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,348
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,044
		52,656
Tennessee (0.5%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.32%, 5/1/39, Continuously Callable @100(c)(f)	5,400	5,400
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,122
5.00%, 7/1/36, Continuously Callable @100	3,000	3,446
5.00%, 7/1/37, Continuously Callable @100	3,500	4,012
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,720
		21,700
Texas (10.9%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/34, Continuously Callable @100	550	528
5.00%, 1/1/34, Continuously Callable @100	1,105	1,106
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,027
5.00%, 12/1/27, Continuously Callable @100	2,990	3,276
5.00%, 12/1/28, Continuously Callable @100	1,640	1,790
5.00%, 12/1/29, Continuously Callable @100	1,600	1,741
5.00%, 12/1/30, Continuously Callable @100	1,700	1,843
5.25%, 12/1/35, Continuously Callable @100	5,150	5,566
Central Texas Regional Mobility Authority Revenue
5.00%, 1/1/21	700	709
1/1/22(h)	885	853
5.00%, 1/1/22	500	518
5.00%, 1/1/23	500	530
1/1/24(h)	7,000	6,370
1/1/26(h)	2,535	2,149
5.00%, 1/1/33, Continuously Callable @100	3,500	3,674
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,348

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/35, Continuously Callable @100	$1,100	$1,183
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	10,831
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,117
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,759
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,751
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,601
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,831
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,067
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	2,078
4.00%, 7/15/33, Continuously Callable @100	1,100	1,265
4.00%, 7/15/34, Continuously Callable @100	1,050	1,203
4.00%, 7/15/35, Continuously Callable @100	1,000	1,141
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,381
5.00%, 9/1/30, Continuously Callable @100	1,000	1,030
5.00%, 9/1/32, Continuously Callable @100	5,615	5,719
5.00%, 9/1/33, Continuously Callable @100	5,345	5,412
5.00%, 9/1/34, Continuously Callable @100	2,150	2,164
5.00%, 9/1/35, Continuously Callable @100	1,575	1,579
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	847
4.00%, 3/1/33, Continuously Callable @100	1,000	1,141
4.00%, 3/1/34, Continuously Callable @100	1,000	1,136
4.00%, 3/1/36, Continuously Callable @100	1,500	1,689
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,555
4.00%, 8/15/34, Continuously Callable @100	2,275	2,713
4.00%, 8/15/35, Continuously Callable @100	2,375	2,817
4.00%, 8/15/36, Continuously Callable @100	3,710	4,384
4.00%, 8/15/37, Continuously Callable @100	3,860	4,551
4.00%, 8/15/38, Continuously Callable @100	4,015	4,720
4.00%, 8/15/39, Continuously Callable @100	4,305	5,047
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,499
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,270
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,490
Decatur Hospital Authority Revenue
Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,114
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,078
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	5,241
5.00%, 6/1/28, Continuously Callable @100	1,400	1,504
0.70% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(d)(e)	3,330	3,375
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	870
5.00%, 3/1/31, Continuously Callable @100	2,030	2,354
5.00%, 3/1/32, Continuously Callable @100	2,500	2,894
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	4,257
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,506
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,508
5.00%, 2/1/34, Continuously Callable @100	4,000	4,478
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/29, Continuously Callable @100	$1,215	$1,447
5.00%, 9/1/30, Continuously Callable @100	1,380	1,641
5.00%, 9/1/31, Continuously Callable @100	2,000	2,371
5.00%, 9/1/32, Continuously Callable @100	1,500	1,772
5.00%, 9/1/33, Continuously Callable @100	2,680	3,157
Matagorda County Navigation District No. 1 Revenue
2.60%, 11/1/29	14,010	14,233
4.00%, 6/1/30, Continuously Callable @100	5,405	5,620
Mesquite Health Facilities Development Corp. Revenue
5.00%, 2/15/26	3,100	3,014
5.00%, 2/15/35, Continuously Callable @100	1,075	919
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,036
4.00%, 11/1/36, Continuously Callable @102	1,475	1,338
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	6,176
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	7,411
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,756
4.00%, 4/1/33, Continuously Callable @100	2,000	2,134
4.00%, 4/1/34, Continuously Callable @100	4,470	4,753
4.00%, 4/1/35, Continuously Callable @100	1,650	1,750
4.00%, 4/1/36, Continuously Callable @100	2,150	2,278
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	7,527
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,083
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,310
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,786
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	16,788
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,698
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,675
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29(h)	20,000	17,479
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,238
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,884
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,676
5.00%, 7/1/33, Continuously Callable @100	3,250	3,888
5.00%, 7/1/34, Continuously Callable @100	2,500	2,981
Port of Port Arthur Navigation District Revenue
1.99%, 11/1/40, Continuously Callable @100(c)(f)	55,000	55,000
1.95%, 11/1/40, Continuously Callable @100(f)	1,600	1,600
Series A, 0.90%, 4/1/40, Continuously Callable @100(f)	21,115	21,115
Series B, 0.90%, 4/1/40, Continuously Callable @100(f)	1,000	1,000
Series C, 0.92%, 4/1/40, Continuously Callable @100(f)	21,710	21,710
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28)(e)(d)	14,935	16,036
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,481
5.00%, 11/15/31, Continuously Callable @100	2,250	2,587
5.00%, 11/15/32, Continuously Callable @100	2,365	2,704
6.63%, 11/15/37, Continuously Callable @100	5,000	5,235
5.00%, 11/15/37, Continuously Callable @100	2,175	2,439
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	21,291
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	22,270
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	9,114

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	$6,960	$7,850
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @ 100	10,000	10,523
		524,952
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100(g)	4,188	3,556
Series B, 12.00%, 8/1/30, Continuously Callable @100(g)	2,292	1,946
		5,502
Vermont (0.3%):
Vermont Economic Development Authority Revenue, 5.00%, 12/15/20	9,000	9,165
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,849
		12,014
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100(g)	6,500	7,167

Virginia (1.2%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,225
4.00%, 7/1/37, Continuously Callable @100	1,205	1,253
Longwood University Student Housing Project (LIQ - Deutsche Bank A.G.), Series DBE-8039, 0.48%, 1/1/57(f)(g)	9,400	9,400
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,268
Roanoke Economic Development Authority Revenue, 5.00%, 7/1/25, Continuously Callable @100	10,000	10,001
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	867
5.00%, 6/15/34, Continuously Callable @100	2,620	3,015
5.00%, 6/15/35, Continuously Callable @100	1,930	2,210
Virginia College Building Authority Revenue
5.00%, 6/1/21, Continuously Callable @100	500	500
5.00%, 6/1/26, Continuously Callable @100	11,280	11,281
4.00%, 2/1/34, Continuously Callable @100	10,000	11,636
4.00%, 2/1/36, Continuously Callable @100	3,000	3,454
		57,110
Washington (0.4%):
Tobacco Settlement Authority Revenue, 5.25%, 6/1/31, Continuously Callable @100	2,710	2,716
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,308
5.00%, 8/15/34, Continuously Callable @100	3,470	3,701
5.00%, 7/1/35, Continuously Callable @100	2,355	2,764
5.00%, 7/1/36, Continuously Callable @100	2,250	2,634
4.00%, 7/1/37, Continuously Callable @100	3,125	3,411
		18,534
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,196
5.00%, 1/1/34, Continuously Callable @100	2,360	2,751
5.00%, 6/1/34, Continuously Callable @100	2,970	3,504
5.00%, 1/1/35, Continuously Callable @100	2,920	3,382
5.00%, 6/1/35, Continuously Callable @100	2,405	2,821
5.00%, 9/1/38, Continuously Callable @100	1,000	1,152
5.00%, 9/1/39, Continuously Callable @100	1,000	1,149
		16,955

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wisconsin (1.0%):
Public Finance Authority Revenue
3.00%, 4/1/25(g)	$425	$421
4.00%, 6/15/29, Continuously Callable @100(g)	325	329
4.00%, 9/1/29, Continuously Callable @103(g)	1,250	1,161
5.25%, 5/15/37, Continuously Callable @102(g)	1,000	1,030
5.00%, 6/15/39, Continuously Callable @100(g)	410	419
5.00%, 9/1/39, Continuously Callable @103(g)	2,230	2,129
5.00%, 4/1/40, Continuously Callable @100(g)	1,175	1,208
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,689
Series A, 5.00%, 11/15/41, Continuously Callable @103(l)	1,250	1,440
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,592
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 8/15/34, Continuously Callable @100	1,000	1,115
4.00%, 2/15/35, Continuously Callable @100	500	567
4.00%, 11/15/36, Continuously Callable @100	9,830	10,877
4.00%, 2/15/37, Continuously Callable @100	1,000	1,128
4.00%, 3/15/40, Continuously Callable @100	750	784
0.89%, 2/15/53, Callable 8/3/20 @ 100(f)	6,500	6,500
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @ 100	2,000	2,099
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,675
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,648
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,126
		45,937
Total Municipal Bonds (Cost $4,517,937)		4,758,836

Total Investments (Cost $4,536,365) — 99.2%		4,782,793
Other assets in excess of liabilities — 0.8%		40,286
NET ASSETS - 100.00%		$4,823,079

(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were 0.5% of the Fund's net assets.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.
(e)	Put Bond.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $113,903 (thousands) and amounted to 2.4% of net assets.
(h)	Zero-coupon bond.
(i)	All of the coupon is paid in kind.
(j)	Stepped-coupon security converts to coupon form on 11/01/25 with a rate of 4.00%.
(k)	Stepped-coupon security converts to coupon form on 11/01/25 with a rate of 4.35%.
(l)	Security purchased on a when-issued basis.
(m)

Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05%

of the Fund’s net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy.

(n)	Rounds to less than $1 thousand.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security
MUNIPSA—Municipal Swap Index
PIK—Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Utilities (0.3%):
Energy Harbor Corp.(a)	192,453	$6,255

Total Common Stocks (Cost $4,811)		6,255

Municipal Bonds (98.9%)
Alabama (1.3%):
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/37, Continuously Callable @100	4,245	4,260
Columbia Industrial Development Board Revenue, Series C, 0.17%, 12/1/37, Continuously Callable @100(b)	2,000	2,000
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	4,500	5,085
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,905
Selma Industrial Development Board Revenue, 5.80%, 5/1/34, Continuously Callable @100	2,000	2,006
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	15,853
		31,109
Arizona (2.9%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,187
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,323
1.98%(MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(c)(d)	5,000	5,217
Arizona IDA Revenue, 5.00%, 7/1/52, Continuously Callable @100	1,725	1,977
City of Goodyear Water & Sewer Revenue, 5.63%, 7/1/39, Continuously Callable @100	5,000	5,001
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29(b)	1,000	1,338
Series B, 5.50%, 7/1/30(b)	1,500	2,048
Maricopa County IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,600	1,729
Maricopa County Pollution Control Corp. Revenue, 5.00%, 6/1/35, Continuously Callable @100	7,000	7,019
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,074
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,272
5.00%, 7/1/42, Continuously Callable @100	1,250	1,260
5.00%, 7/1/44, Continuously Callable @100	6,000	6,269
The Pima County IDA Revenue
5.00%, 6/15/52, Continuously Callable @100(e)	2,000	1,875
Series A, 5.25%, 10/1/40, Continuously Callable @100	3,000	3,020
4.00%, 9/1/29, Continuously Callable @100	3,000	3,109
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,799
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,901
		68,418
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28(f)	1,000	868
7/1/29(f)	1,165	985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
7/1/30(f)	$1,150	$945
7/1/36(f)	2,500	1,626
		4,424
California (6.1%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,180
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,311
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,119
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,176
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	4,045
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,656
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,123
Cerritos Community College District, GO
Series D, 8/1/31(f)	1,000	838
Series D, 8/1/32(f)	2,500	2,035
Series D, 8/1/33(f)	2,175	1,713
Series D, 8/1/34(f)	1,000	761
Series D, 8/1/35(f)	1,500	1,102
Series D, 8/1/36(f)	2,200	1,564
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) Series D, 8/1/41(f)	8,500	4,798
El Camino Community College District, GO
Series C, 8/1/34(f)	3,000	2,336
Series C, 8/1/38(f)	3,000	1,997
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42(f)	10,000	5,286
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @100	2,000	2,223
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,585
Jurupa Public Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/33, Callable 9/1/20 @ 100	2,000	2,014
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100(b)(g)	1,200	1,370
8/1/42, Continuously Callable @100(b)(o)	4,500	4,857
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	3,000	3,171
Paramount Unified School District, GO
8/1/34(f)	1,860	1,378
8/1/35(f)	2,000	1,425
8/1/36(f)	2,750	1,889
8/1/37(f)	2,750	1,824
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,893
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,244
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,839
San Marcos Schools Financing Authority Revenue(INS - Assured Guaranty Municipal Corp.), 5.00%, 8/15/40, Pre-refunded 8/15/20 @ 100	3,000	3,017
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(f)	13,605	8,537
Series G, 8/1/37(f)	14,285	8,622
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.) 4/1/29(f)	15,000	12,018
Southern California Public Power Authority Revenue, Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,001

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State of California, GO
5.25%, 4/1/35, Continuously Callable @100	$8,000	$8,631
5.00%, 2/1/38, Continuously Callable @100	6,750	7,465
5.00%, 10/1/47, Continuously Callable @100	5,000	5,964
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) Series D, 8/1/34(f)	8,885	6,427
Washington Township Health Care District Revenue
Series A, 5.25%, 7/1/30, Continuously Callable @100	5,180	5,194
Series A, 5.50%, 7/1/38, Continuously Callable @100	5,000	5,014
		144,642
Colorado (2.1%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,689
5.00%, 4/1/53, Continuously Callable @100	750	860
Series A, 5.25%, 4/1/43, Continuously Callable @100	2,500	2,605
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,453
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,337
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,611
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,675
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	781
E-470 Public Highway Authority Revenue, Series C, 5.38%, 9/1/26, Continuously Callable @100	2,000	2,016
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64(f)	10,000	5,610
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,136
5.00%, 12/1/46, Continuously Callable @100	2,500	2,838
5.00%, 12/1/51, Continuously Callable @100	2,000	2,259
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,778
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,518
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,036
		49,202
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,111
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31(h)	59,585	2,086
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,637
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,903
		13,737
Delaware (0.2%):
Delaware State Economic Development Authority Revenue, 5.40%, 2/1/31, Continuously Callable @100	4,000	4,012

District of Columbia (1.5%):
District of Columbia Revenue
5.00%, 7/1/36, Continuously Callable @100	1,305	1,384
5.00%, 7/1/42, Continuously Callable @100	1,500	1,585
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,983
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,691
5.00%, 7/1/49, Continuously Callable @100	1,275	1,362
5.00%, 7/1/54, Continuously Callable @100	1,140	1,215
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,335

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Revenue, Series A, 5.00%, 10/1/39, Continuously Callable @100	$5,000	$5,058
Washington Convention & Sports Authority Tax Allocation, 5.00%, 10/1/40, Continuously Callable @100	10,000	10,010
		34,623
Florida (9.6%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	7,635
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	1,993
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,169
City of Gainesville Utilities System Revenue, Series C, 5.25%, 10/1/34, Continuously Callable @100	3,950	3,995
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	2,270	2,466
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	528
5.00%, 9/1/42, Continuously Callable @100	1,000	1,053
City of Miami Beach Parking Revenue, Series B, 5.00%, 9/1/40, Continuously Callable @100	2,000	2,014
City of Miami Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.25%, 7/1/35, Pre-refunded 7/1/20 @ 100	13,125	13,125
Series A, 5.25%, 7/1/39, Pre-refunded 7/1/20 @ 100	4,000	4,000
County of Miami-Dade Aviation Revenue
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	525	531
5.00%, 10/1/29, Pre-refunded 10/1/20 @ 100	6,350	6,425
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	18,330	18,563
5.38%, 10/1/35, Pre-refunded 10/1/20 @ 100	4,875	4,937
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,878
County of Miami-Dade Water & Sewer System Revenue
5.00%, 10/1/34, Pre-refunded 10/1/20 @ 100	3,950	3,996
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	25,440
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,409
Escambia County Health Facilities Authority Revenue, 4.00%, 8/15/50, Continuously Callable @100	11,315	12,107
Florida Department of Children & Families Certificate of Participation, 5.00%, 10/1/25, Continuously Callable @100	5,675	5,695
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,609
4.00%, 10/1/44, Continuously Callable @100	1,400	1,385
5.00%, 3/1/49, Continuously Callable @100	1,250	1,329
4.00%, 10/1/49, Continuously Callable @100	1,150	1,104
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	650
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,630
Florida Municipal Loan Council Revenue (INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,632
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,309
Lee County IDA Revenue
5.75%, 10/1/42, Continuously Callable @100	4,000	4,016
5.50%, 10/1/47, Continuously Callable @102	5,000	4,933
5.00%, 11/15/49, Continuously Callable @103	12,350	12,646
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	4,931
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,471
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,012

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	$2,000	$2,119
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,618
Orlando-Orange County Expressway Authority Revenue
Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	4,745	4,745
Series A, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,255	1,255
Series C, 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	2,000	2,000
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	168
5.00%, 5/15/47, Continuously Callable @100	5,000	4,963
Series B, 5.00%, 11/15/42, Continuously Callable @103(i)	1,000	1,152
Palm Beach County Solid Waste Authority Revenue
5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	164
5.00%, 10/1/31, Continuously Callable @100	9,845	10,367
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,066
5.25%, 10/1/30, Continuously Callable @100	1,000	1,064
6.00%, 10/1/41, Continuously Callable @100	3,650	3,811
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	958
5.00%, 1/1/55, Continuously Callable @103	1,000	947
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	1,836
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 8/1/20 @ 100	2,200	2,207
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,331
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,434
Volusia County Educational Facility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,493
		228,314
Georgia (1.7%):
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	16,708
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,653
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,126
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,657
Thomasville Hospital Authority Revenue
5.25%, 11/1/35, Pre-refunded 11/2/20 @ 100	1,000	1,017
5.38%, 11/1/40, Pre-refunded 11/2/20 @ 100	1,250	1,271
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.53%, 4/1/60, Callable 4/1/35 @ 100(b)(e)	13,325	13,325
		39,757
Idaho (0.1%):
Idaho Health Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/35, Pre-refunded 7/1/20 @ 100	1,500	1,500

Illinois (13.0%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/38, Continuously Callable @100	1,555	1,842
Series A, 5.00%, 12/1/39, Continuously Callable @100	1,400	1,656
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,530	1,817
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,293

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	$2,500	$2,714
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	3,763
Chicago O'Hare International Airport Revenue
5.75%, 1/1/39, Continuously Callable @100	800	817
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	4,200	4,314
5.75%, 1/1/43, Continuously Callable @100	5,000	5,455
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,746
Chicago Park District, GO, Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,397
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,934
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,256
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,305
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,248
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,236
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,425
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	11,163
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,004
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,300
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	15,488
5.50%, 4/1/32, Continuously Callable @100	7,065	7,071
4.00%, 2/1/33, Continuously Callable @100	6,000	6,464
5.00%, 5/15/37, Continuously Callable @100	700	698
4.00%, 3/1/38, Continuously Callable @100	2,000	2,262
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	822
6.00%, 7/1/43, Continuously Callable @100	5,000	5,569
5.00%, 1/1/44, Continuously Callable @100	10,000	11,467
5.00%, 8/15/44, Continuously Callable @100	2,000	2,158
4.00%, 12/1/46, Continuously Callable @100	4,500	4,688
5.00%, 2/15/47, Continuously Callable @100	1,000	983
5.00%, 5/15/47, Continuously Callable @100	1,155	1,100
5.00%, 8/1/47, Continuously Callable @100	750	807
5.00%, 12/1/47, Continuously Callable @100	2,000	2,030
5.00%, 10/1/49, Continuously Callable @100	1,250	1,481
5.00%, 2/15/50, Continuously Callable @100	500	491
5.00%, 10/1/51, Continuously Callable @100	1,000	1,183
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	8,000	8,340
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,387
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,070
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,588
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	590
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,487
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	9,602
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	640
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,473
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30(j)	37,550	51,331

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	$15,000	$16,844
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,396
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,539
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,126
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,055
4.00%, 2/1/32, Continuously Callable @100	1,000	1,051
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,690
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @100	1,000	1,023
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	11,834
		308,537
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/38, Continuously Callable @100	5,540	6,161
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	3,605	3,999
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,618
5.00%, 11/15/43, Continuously Callable @103	1,970	1,985
5.00%, 10/1/44, Continuously Callable @100	4,000	4,178
5.00%, 11/15/48, Continuously Callable @103	3,895	3,901
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,142
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,428
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,781
		40,193
Iowa (0.5%):
Iowa Finance Authority Revenue
2.88%, 5/15/49, Continuously Callable @100	1,500	1,502
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	6,242
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,784
		12,528
Kansas (0.4%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Continuously Callable @100(e)	2,500	2,516
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,668
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,308
		10,492
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,079
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	4,781
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,341
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 12/1/41, Continuously Callable @100	500	529
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,249
		11,979
Louisiana (4.1%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,168

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/41, Continuously Callable @100	$5,500	$6,538
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,131
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,239
Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,534
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	7,894
Lafayette Public Trust Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/35, Pre-refunded 10/1/20 @ 100	2,500	2,532
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
3.50%, 11/1/32, Continuously Callable @100	6,250	6,359
Series A, 6.50%, 8/1/29, Continuously Callable @100	3,750	3,763
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/48, Continuously Callable @100	5,000	5,661
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	2,030
4.00%, 10/1/46, Continuously Callable @100	8,210	8,639
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/41, Continuously Callable @100	1,235	1,300
5.00%, 11/1/45, Continuously Callable @100	6,000	6,426
5.00%, 5/15/46, Continuously Callable @100	5,000	5,622
4.00%, 12/15/50, Continuously Callable @100	1,000	1,056
5.00%, 7/1/52, Continuously Callable @100	400	451
4.00%, 1/1/56, Continuously Callable @100	9,000	9,412
5.00%, 7/1/57, Continuously Callable @100	2,000	2,246
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,688
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22)(d)	6,750	7,102
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,088
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,607
		97,504
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	8,952

Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,076
5.00%, 7/1/46, Continuously Callable @100	4,000	4,328
5.00%, 7/1/47, Continuously Callable @100	2,280	2,361
Series A, 5.50%, 7/1/44, Continuously Callable @100	4,000	3,665
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,252
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,021
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,311
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,062
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	11,553
Massachusetts Health & Educational Facilities Authority Revenue
Series E, 5.00%, 7/15/32, Continuously Callable @100	3,500	3,503
Series E, 5.00%, 7/15/37, Continuously Callable @100	500	500
		35,632

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan (2.3%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	$2,000	$2,191
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,350
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	3,045
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,585
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,229
5.00%, 5/1/48, Continuously Callable @100	3,000	3,602
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,291
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/21 @ 100	4,500	4,712
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,684
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,222
4.00%, 2/15/47, Continuously Callable @100	8,000	8,910
4.00%, 9/1/50, Continuously Callable @100	1,000	1,070
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,330
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,283
Michigan Strategic Fund Revenue, 5.63%, 7/1/20	3,000	3,001
		54,505
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,157

Missouri (2.5%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	815
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,623
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,312
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/40, Continuously Callable @103	5,510	5,467
5.00%, 2/1/42, Continuously Callable @104	3,500	3,530
4.00%, 2/1/48, Continuously Callable @100	10,000	8,461
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,188
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,755
Missouri Development Finance Board Revenue, 4.00%, 6/1/46, Continuously Callable @100	17,775	19,197
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,180
5.00%, 9/1/48, Continuously Callable @100	2,000	2,003
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,715
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,177
		60,423
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100(b)	4,000	4,251

Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,703
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,810

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	$7,500	$8,034
		14,547
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,177
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,604
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	12,612
		20,393
New Jersey (4.9%):
New Jersey Economic Development Authority Revenue
1.73% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100(c)	20,000	19,985
5.00%, 6/15/28, Continuously Callable @100	2,000	2,069
5.00%, 6/15/40, Continuously Callable @100	8,125	8,535
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,217
4.00%, 11/1/44, Continuously Callable @100	3,000	3,064
4.00%, 6/15/49, Continuously Callable @100	4,000	4,065
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,235
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,313
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	3,833
Series GG, 5.00%, 9/1/24, Continuously Callable @100	6,000	6,106
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,045
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	204
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,375
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,418
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	2,950
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/38, Continuously Callable @100	2,250	2,443
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	15,794
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,339
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,458
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,364
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,147
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	15,223
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,484
		117,666
New Mexico (0.4%):
City of Farmington Revenue, 5.90%, 6/1/40, Continuously Callable @100	5,000	5,014
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	5,750	5,576
		10,590
New York (2.7%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, 5.38%, 10/1/41, Pre-refunded 4/1/21 @ 100	2,040	2,118
County of Suffolk, GO, Series A, 5.00%, 11/13/20	10,000	10,060
Metropolitan Transportation Authority Revenue
Series A, 11/15/32(f)	5,000	3,312
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d)	5,490	6,324
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	21,767
2.80%, 9/15/69, Continuously Callable @100	1,500	1,468
New York State Dormitory Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 7/1/29, Continuously Callable @100	$2,250	$2,256
Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,230
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,264
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(f)	5,000	3,729
Series A, 11/15/32(f)	3,000	2,154
Series B, 11/15/32(f)	2,500	1,901
Troy Capital Resource Corp. Revenue, Series A, 5.00%, 9/1/30, Continuously Callable @100	2,000	2,011
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,100
		63,694
North Carolina (0.5%):
North Carolina Capital Facilities Finance Agency Revenue, 4.63%, 11/1/40, Continuously Callable @100	10,000	10,121
North Carolina Medical Care Commission Revenue, 5.00%, 1/1/49, Continuously Callable @104	2,725	2,785
		12,906
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Continuously Callable @100	4,685	4,990
County of McLean Revenue, Series A, 4.88%, 7/1/26, Continuously Callable @100	2,500	2,507
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	7,993
		15,490
Ohio (2.0%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,599
City of Cleveland Airport System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,071
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	9,733
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,378
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	6,687
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,000	2,079
4.00%, 11/15/45, Continuously Callable @100	2,000	2,064
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,683
5.00%, 12/1/49, Continuously Callable @100	6,000	7,104
Ohio Air Quality Development Authority Revenue, 8/1/30(k)(l)	6,000	–	(m)
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	884
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,215
State of Ohio Revenue, Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	7,636
		48,454
Oklahoma (1.0%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,311
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	3,000	3,117
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	4,900

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	$10,000	$10,763
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,003
		25,094
Oregon (0.2%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	890	893
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,127
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	997
Yamhill County Hospital Authority Revenue, 5.00%, 11/15/51, Continuously Callable @102	1,180	1,182
		5,199
Pennsylvania (8.2%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.50%, 3/1/31, Pre-refunded 3/1/21 @ 100	750	776
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,598
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,855
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/40, Continuously Callable @100	4,000	4,066
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100(e)	5,000	5,013
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,162
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	300	346
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,159
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,594
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,001
5.00%, 11/1/50, Continuously Callable @100	8,500	9,216
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,213
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	5,107
4.00%, 6/1/50, Continuously Callable @100	6,065	6,716
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,331
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	595
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,194
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	16,351
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,975
Erie Parking Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.13%, 9/1/32, Pre-refunded 9/1/20 @ 100	480	484
5.13%, 9/1/32, Continuously Callable @100	1,390	1,400
5.20%, 9/1/35, Pre-refunded 9/1/20 @ 100	595	600
5.20%, 9/1/35, Continuously Callable @100	1,700	1,712
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,735
4.00%, 9/1/51, Continuously Callable @100	3,500	3,830
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/49, Continuously Callable @103	$2,000	$2,102
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	4,259
5.00%, 8/15/48, Continuously Callable @100	2,440	2,818
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,107
5.00%, 5/1/49, Continuously Callable @100	1,350	1,466
Pennsylvania Economic Development Financing Authority Revenue, 4.00%, 10/1/23, Continuously Callable @100	7,000	7,047
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,970	2,145
Series A, 5.50%, 7/15/38, Continuously Callable @100	2,750	2,978
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,172
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,398
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,325
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,668
Series A-2, 5.00%, 12/1/33, Continuously Callable @100(b)	1,250	1,514
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,108
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	5,865
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,165
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,586
Philadelphia School District General Obligation Bonds, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,039
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,366
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,216
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	2,965
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,163
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,318
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,179
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 4/15/59, Continuously Callable @100	3,000	3,698
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	750	870
		194,566
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,021

Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,357
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,538
South Carolina (0.6%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,795
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,850	2,069
5.00%, 4/1/54, Continuously Callable @103	1,000	1,024
4.00%, 4/1/54, Continuously Callable @103	1,165	1,009
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,015
		14,912

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
South Dakota (0.2%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @100	$500	$556
South Dakota Health & Educational Facilities Authority Revenue, Series A, 5.00%, 7/1/42, Pre-refunded 7/1/21 @ 100	4,000	4,189
		4,745
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,250
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,088
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,599
5.00%, 7/1/46, Continuously Callable @100	4,000	4,460
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,235
		12,632
Texas (17.1%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	11,396
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,484
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,365
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,557
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	587
4.00%, 7/15/45, Continuously Callable @100	8,450	6,847
Central Texas Regional Mobility Authority Revenue
5.75%, 1/1/31, Pre-refunded 1/1/21 @ 100	6,000	6,162
4.00%, 1/1/41, Continuously Callable @100	5,000	5,074
5.00%, 1/1/42, Continuously Callable @100	2,500	2,587
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	3,735
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	4,232
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	6,858
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30(f)	18,530	15,071
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	8,663
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,658
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	3,650
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	776
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,127
6.00%, 8/15/43, Continuously Callable @100	2,750	3,068
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 5.00%, 8/15/48, Continuously Callable @100	10,000	12,278
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,898
4.00%, 8/15/44, Continuously Callable @100	11,000	12,771
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	539
4.00%, 8/15/49, Continuously Callable @100	1,700	1,822

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth International Airport Revenue, Series G, 5.00%, 11/1/34, Continuously Callable @100	$4,000	$4,051
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,671
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,231
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	2,312
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,384
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,147
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	11,003
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,576
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,148
Laredo Community College District Revenue (INS - Assured Guaranty Municipal Corp.), 5.25%, 8/1/35, Pre-refunded 8/1/20 @ 100	3,000	3,012
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	6,000	6,238
4.00%, 6/1/30, Continuously Callable @100	9,615	9,970
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	18,146
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47, Continuously Callable @102	1,000	692
5.00%, 7/1/47, Continuously Callable @102	1,000	840
5.00%, 4/1/48, Continuously Callable @100	1,250	1,120
Series A, 5.00%, 7/1/47, Continuously Callable @100	6,000	4,940
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,137
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,293
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,355
5.00%, 1/1/50, Continuously Callable @100	1,750	2,058
Series B, , 9/1/37, Pre-refunded 9/1/31 @ 64.1040(f)	3,000	1,601
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,683
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,778
Port of Port Arthur Navigation District Revenue
1.99%, 11/1/40, Continuously Callable @100(b)(j)	17,000	17,000
1.95%, 11/1/40, Continuously Callable @100(b)	900	900
Series A, 0.90%, 4/1/40, Continuously Callable @100(b)	2,100	2,100
Series C, 0.92%, 4/1/40, Continuously Callable @100(b)	17,600	17,600
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,484
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,588
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	2,025
5.50%, 10/1/46, Continuously Callable @100	3,000	3,249
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.63%, 11/15/27, Continuously Callable @100(n)	6,315	4,105
5.75%, 11/15/37, Continuously Callable @100(n)	4,000	2,600
5.00%, 11/15/46, Continuously Callable @100	1,000	1,106
6.75%, 11/15/47, Continuously Callable @100	2,500	2,586
6.75%, 11/15/52, Continuously Callable @100	4,000	4,113

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/45, Continuously Callable @100	$4,500	$3,528
Series B, 5.00%, 11/15/36, Continuously Callable @100	3,600	3,072
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,653
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	11,420
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,729
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,691
5.00%, 9/1/40, Continuously Callable @100	2,490	2,658
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,780
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,855
4.00%, 12/15/49, Continuously Callable @100	3,945	4,550
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	5,133
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,849
		405,965
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,179

Virginia (1.1%):
Alexandria IDA Revenue
5.00%, 10/1/45, Continuously Callable @100	2,600	2,682
5.00%, 10/1/50, Continuously Callable @100	2,400	2,451
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	3,575	2,728
6.05%, 3/1/44, Continuously Callable @103	1,695	1,294
Series C, 6.05%, 3/1/54, Continuously Callable @100	5,697	1,037
Virginia College Building Authority Revenue
5.00%, 6/1/26, Continuously Callable @100	11,280	11,281
5.00%, 6/1/29, Continuously Callable @100	5,000	4,992
		26,465
Washington (1.1%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	10,403
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,474
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	5,967
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100(i)	1,250	1,338
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/43, Continuously Callable @102(e)	3,055	3,146
		25,328
West Virginia (0.2%):
West Virginia Economic Development Authority Revenue, Series A, 5.38%, 12/1/38, Continuously Callable @100	2,000	2,027
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,257
		4,284
Wisconsin (2.3%):
City of Kaukauna Electric System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,687
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102(e)	2,200	2,251
5.00%, 7/1/44, Continuously Callable @100	6,000	7,166
5.00%, 11/15/44, Continuously Callable @103	1,460	1,468

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/47, Continuously Callable @100	$1,000	$1,046
5.00%, 6/15/49, Continuously Callable @100(e)	520	523
5.00%, 6/15/49, Continuously Callable @100	1,480	1,659
5.00%, 11/15/49, Continuously Callable @103	1,400	1,401
5.00%, 7/1/52, Continuously Callable @100	1,000	1,044
5.00%, 6/15/53, Continuously Callable @100	1,000	1,110
5.00%, 6/15/54, Continuously Callable @100(e)	455	456
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,434
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	11,870
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,475
5.00%, 7/1/58, Continuously Callable @100	1,500	1,719
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 7/1/49, Continuously Callable @100	1,000	1,130
5.00%, 3/15/50, Continuously Callable @100	1,175	1,310
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,004
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,001
		53,754
Total Municipal Bonds (Cost $2,272,764)		2,352,313

Total Investments (Cost $2,277,575) — 99.2%		2,358,568
Other assets in excess of liabilities — 0.8%		19,249
NET ASSETS - 100.00%		$2,377,817

(a)	Non-income producing security.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.
(d)	Put Bond.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $29,105 (thousands) and amounted to 1.2% of net assets.
(f)	Zero-coupon bond.
(g)	Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 5.95%.
(h)	All of the coupon is paid in kind.
(i)	Security purchased on a when-issued basis.
(j)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(k)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(l)

Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy.

(m)	Rounds to less than $1 thousand.
(n)	Security is in default.
(o)	Stepped-coupon security converts to coupon form on 08/01/24 with a rate of 6.05%.
AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA—Municipal Swap Index
PIK—Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (92.7%)
Alabama (6.3%):
Columbia Industrial Development Board Revenue, 0.22%, 12/1/37, Continuously Callable @100(a)	$10,000	$10,000
Huntsville-Oakwood College Educational Building Authority Revenue (LOC - BB&T Corp.), 2.80%, 12/1/22, Continuously Callable @100(a)	535	535
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 0.16%, 7/1/40, Continuously Callable @100(a)	20,000	20,000
West Jefferson Industrial Development Board Revenue, 0.17%, 6/1/28, Continuously Callable @100(a)	5,190	5,190
Wilsonville Industrial Development Board Revenue, Series D, 0.13%, 1/1/24, Continuously Callable @100(a)	6,000	6,000
		41,725
Arkansas (0.8%):
City of Texarkana Revenue (LOC - PNC Financial Services Group), 0.35%, 3/1/21, Continuously Callable @100(a)	5,175	5,175

California (0.9%):
City of Los Angeles Certificate of Participation (LOC - U.S. Bancorp), 0.26%, 8/1/35, Continuously Callable @100(a)	5,885	5,885

Colorado (0.2%):
Colorado Educational & Cultural Facilities Authority Revenue (LOC - Fifth Third Bank), 0.16%, 1/1/29, Continuously Callable @100(a)	1,650	1,650

Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue (LOC - Bank of America Corp.), Series B, 0.18%, 7/1/30, Callable 8/3/20 @ 100(a)	5,000	5,000

Florida (2.4%):
County of Escambia Revenue, 0.19%, 4/1/39, Continuously Callable @100(a)	2,900	2,900
County of St. Lucie Revenue, 0.13%, 9/1/28, Continuously Callable @100(a)	13,300	13,300
		16,200
Georgia (1.3%):
Appling County Development Authority Revenue (NBGA-Southern Co.), 0.22%, 9/1/41, Continuously Callable @100(a)	5,900	5,900
The Burke County Development Authority Revenue, Series 1, 0.24%, 7/1/49, Continuously Callable @100(a)	2,900	2,900
		8,800
Illinois (5.5%):
Illinois Finance Authority Revenue (LOC - Huntington National Bank), 0.23%, 10/1/33, Continuously Callable @100(a)	4,315	4,315
Illinois Finance Authority Revenue (LOC - Northern Trust Corp.), 0.20%, 4/1/33, Continuously Callable @100(a)	3,300	3,300
Illinois State Educational Facilities Revenue (LOC - Fifth Third Bank), 0.25%, 7/1/24, Continuously Callable @100(a)	1,170	1,170
Illinois State Educational Facilities Revenue (LOC - Huntington National Bank), Series A, 0.21%, 10/1/32, Continuously Callable @100(a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue (LIQ - Barclays Bank PLC), Series 2015-XF1045, 0.28%, 6/15/52, Callable 6/15/22 @ 100(a)(b)	13,155	13,155
		36,105
Indiana (2.8%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.21%, 10/1/33, Continuously Callable @100(a)	4,755	4,755

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Evansville Revenue (LOC - Fifth Third Bank), 0.25%, 1/1/25, Callable 7/10/20 @ 100(a)	$2,330	$2,330
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.23%, 7/1/29, Continuously Callable @100(a)	7,450	7,450
Indiana Finance Authority Revenue (LOC - Fifth Third Bank), 0.27%, 9/1/31, Callable 7/10/20 @ 100(a)	3,745	3,745
		18,280
Iowa (3.9%):
Iowa Finance Authority Revenue
0.15%, 9/1/36, Callable 8/3/20 @ 100(a)	9,150	9,150
0.17%, 6/1/39, Continuously Callable @100(a)	9,600	9,600
Series B, 0.17%, 9/1/36, Continuously Callable @100(a)	6,763	6,763
		25,513
Kansas (3.5%):
City of Burlington Revenue, 0.34%, 9/1/35, Continuously Callable @100(a)	8,250	8,250
City of St. Marys Revenue, 0.32%, 4/15/32, Continuously Callable @100(a)	15,000	15,000
		23,250
Kentucky (1.9%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 0.25%, 11/15/29, Callable 7/15/20 @ 100(a)	10,820	10,820
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of Cincinnati), 0.42%, 12/1/27, Callable 7/9/20 @ 100(a)	1,865	1,865
		12,685
Louisiana (6.0%):
City of New Orleans Revenue (LOC - Capital One, N.A.), 0.33%, 8/1/24, Continuously Callable @100(a)	3,940	3,940
Hammond Area Economic & Industrial Development District Revenue (LOC - Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100(a)	1,285	1,285
Parish of St. James Revenue, Series A-1, 0.31%, 11/1/40, Continuously Callable @100(a)	5,485	5,485
Parish of St. James Revenue (NBGA - Nucor Corp.), Series B-1, 0.31%, 11/1/40, Continuously Callable @100(a)(c)	24,150	24,150
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100(a)	5,275	5,275
		40,135
Maryland (1.3%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 0.18%, 11/1/37 (a)	8,490	8,490

Michigan (0.9%):
Michigan Finance Authority Revenue (LOC - Fifth Third Bank), 0.24%, 12/1/32, Callable 8/5/20 @ 100(a)	3,565	3,565
Michigan State Strategic Fund Revenue (LOC - Fifth Third Bank), 0.27%, 3/1/37, Continuously Callable @100(a)	2,400	2,400
		5,965
Mississippi (1.3%):
Mississippi Business Finance Corp. Revenue, 0.18%, 4/1/44, Continuously Callable @100(a)	4,670	4,670
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.16%, 3/1/33, Continuously Callable @100(a)	3,725	3,725
		8,395

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri (3.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue (LOC - Fifth Third Bank), 0.25%, 11/1/20, Continuously Callable @100(a)	$1,300	$1,300
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 0.20%, 7/1/25, Continuously Callable @100(a)	20,000	20,000
		21,300
Nebraska (1.7%):
County of Custer Revenue (LOC - U.S. Bancorp), 0.21%, 12/1/36, Callable 9/3/20 @ 100(a)	6,000	6,000
County of Washington Revenue, Series B, 0.15%, 12/1/40, Continuously Callable @100(a)	5,000	5,000
		11,000
New Hampshire (3.0%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen), 0.21%, 9/1/30, Continuously Callable @100(a)	19,990	19,990

New Mexico (0.8%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 0.27%, 7/1/25, Continuously Callable @100(a)	5,000	5,000

New York (15.2%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 0.30%, 12/1/45, Continuously Callable @100(a)	5,520	5,520
City of Tonawanda, GO, 2.00%, 6/3/21	6,824	6,899
County of Chautauqua Industrial Development Agency Revenue (LOC - Citizens Financial Group), Series A, 0.23%, 8/1/27, Continuously Callable @100(a)	1,745	1,745
County of Washington, GO, Series A, 2.75%, 3/26/21	7,875	7,917
Gowanda Central School District, GO, 1.25%, 6/22/21(d)	5,000	5,030
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A, 0.28%, 7/1/32, Continuously Callable @100(a)	3,065	3,065
Highland Central School District, GO, 1.00%, 6/30/21, Continuously Callable @100	6,310	6,318
Minisink Valley Central School District, GO, 1.25%, 6/25/21	5,000	5,022
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.), 0.35%, 12/1/40, Continuously Callable @100(a)	7,500	7,500
New York Liberty Development Corp. Revenue (LIQ - Royal Bank of Canada), Series 2016-ZF0464, 0.19%, 5/15/21(a)(b)	10,000	10,000
Oneida County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.28%, 7/1/37, Continuously Callable @100(a)	3,805	3,805
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders Trust Co.), 0.18%, 12/1/31, Continuously Callable @100(a)	5,520	5,520
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 0.18%, 12/1/29, Continuously Callable @100(a)	8,285	8,285
Sandy Creek Central School District, GO, 1.25%, 6/25/21	6,400	6,434
Schuylerville Central School District, GO, 1.50%, 6/25/21	5,000	5,024
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.40%, 7/1/37(a)	1,930	1,930
Stillwater Central School District, GO, 1.50%, 6/25/21	5,000	5,027
Wappingers Central School District, GO, Series A, 1.25%, 7/14/21(d)	6,275	6,316
		101,357

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ohio (0.8%):
Cincinnati & Hamilton County Port Authority Revenue (LOC - Fifth Third Bank), 0.16%, 9/1/25(a)	$1,900	$1,900
County of Hamilton Revenue (LOC - Fifth Third Bank), 0.25%, 12/1/24 (a)	2,450	2,450
Highland County Joint Township Hospital District Revenue (LOC - Fifth Third Bank), 0.27%, 8/1/24(a)	910	910
		5,260
Oklahoma (4.8%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series A, 0.20%, 6/1/31, Callable 8/1/20 @ 100(a)	5,260	5,260
Garfield County Industrial Authority Revenue, Series A, 0.36%, 1/1/25, Callable 8/5/20 @ 100(a)(c)	24,600	24,600
Muskogee Industrial Trust Revenue, Series A, 0.36%, 6/1/27, Continuously Callable @100(a)	2,000	2,000
		31,860
Rhode Island (1.0%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 0.20%, 3/1/38, Callable 8/1/20 @ 100(a)	3,595	3,595
Rhode Island Health & Educational Building Corp. Revenue (LOC - Citizens Financial Group), 0.19%, 6/1/35, Callable 8/1/20 @ 100(a)	3,305	3,305
		6,900
Tennessee (7.3%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.32%, 5/1/39, Continuously Callable @100(a)(c)	27,700	27,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC - Fifth Third Bank), 0.25%, 12/1/24, Callable 7/10/20 @ 100(a)	10,375	10,375
Wilson County Sports Authority Revenue (LOC - PNC Financial Services Group), 0.19%, 9/1/29, Continuously Callable @100(a)	10,000	10,000
		48,075
Texas (11.2%):
Brazos Harbor Industrial Development Corp. Revenue, 0.75%, 7/1/22, Callable 8/3/20 @ 100(a)	26,500	26,500
Port of Arthur Navigation District Industrial Development Corp. Revenue
0.26%, 3/1/42, Callable 9/1/20 @ 100(a)	7,000	7,000
Series A, 0.26%, 12/1/40, Callable 8/3/20 @ 100 (a)	16,000	16,000
State of Texas Revenue, 4.00%, 8/27/20	25,000	25,074
		74,574
Virginia (1.1%):
Loudoun County Economic Development Authority Revenue (LOC - Northern Trust Corp.), 0.19%, 6/1/34, Callable 8/3/20 @ 100, OWN MERIT(a)	7,000	7,000

Washington (1.3%):
Washington Higher Education Facilities Authority Revenue, 0.21%, 10/1/31, Callable 8/5/20 @ 100(a)	8,535	8,535

West Virginia (1.5%):
County of Marshall Revenue, 0.19%, 3/1/26, Continuously Callable @100(a)	9,630	9,630

Total Municipal Bonds (Cost $613,734)		613,734

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commercial Paper (7.6%)
Texas (7.6%):
Houston Texas
0.21%, 7/9/20	$15,000	$15,000
0.21%, 7/9/20	10,000	10,000
University of Texas System, 0.18%, 8/10/20	25,000	25,000
		50,000
Total Commercial Paper (Cost $50,000)		50,000

Total Investments (Cost $663,734) — 100.3%		663,734
Liabilities in excess of other assets — (0.3)%		(1,725)
NET ASSETS - 100.00%		$662,009

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $23,155 (thousands) and amounted to 3.5% of net assets.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Security purchased on a when-issued basis.

GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.3%)
Utilities (0.3%):
Energy Harbor Corp.(a)	110,984	$3,607

Total Common Stocks (Cost $2,775)		3,607

Municipal Bonds (100.2%)
Alabama (2.0%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30(b)	1,200	1,541
Black Belt Energy Gas District Revenue, Series B-1, 1.02% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23)(c)(d)	10,000	9,776
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	450	464
2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	425	439
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	3,650	3,767
1.38%, 5/1/34, (Put Date 6/16/25)(b)(c)(d)	5,875	5,896
The Lower Alabama Gas District Revenue (LOC - Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25)(c)(d)	3,000	3,403
		25,286
Alaska (1.2%):
Alaska Industrial Development & Export Authority Revenue, 3.50%, 12/1/20, Continuously Callable @100	15,000	15,034

Arizona (3.1%):
Arizona Health Facilities Authority Revenue, 1.98% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23)(c)(d)	25,000	26,085
Maricopa County IDA Revenue
4.00%, 7/1/29(f)	750	775
0.70% (MUNIPSA+57bps), 1/1/35, Continuously Callable 10/18/23 @ 100(c)	2,435	2,502
Series C, 0.93% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24)(c)(d)	7,735	7,567
The Yavapai County IDA Revenue, Series A, 5.00%, 8/1/20	1,105	1,109
		38,038
Arkansas (0.6%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,450
5.00%, 9/1/31, Continuously Callable @100	1,200	1,468
5.00%, 9/1/44, (Put Date 9/1/27)(c)(d)	4,000	4,721
		7,639
California (1.9%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/22	500	531
Series A, 5.00%, 5/1/24	250	280
California County Tobacco Securitization Agency Revenue
Series A, 5.00%, 6/1/30	200	257
Series B-1, 1.75%, 6/1/30	250	250
California Infrastructure & Economic Development Bank Revenue, Series B, 1.33% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22)(c)(d)	8,000	8,053
California State Public Works Board Revenue, Series A, 5.00%, 4/1/21	1,500	1,551
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,177
County of Los Angeles Certificate of Participation
5.00%, 3/1/21	500	516
5.00%, 9/1/21	1,000	1,054
San Francisco City Housing Revenue, 1500 Mission Street Apts., Series E (LIQ - Deutsche Bank A.G.), Series DBE-8049, 0.48%, 12/1/52(e)(f)	5,000	5,000
Tobacco Securitization Authority of Southern California Revenue, 2.25%, 6/1/29	290	304

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	$4,750	$4,844
		23,817
Colorado (0.8%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	622
Series A, 5.00%, 11/1/29	3,225	4,084
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,795
Series B-2, 5.00%, 8/1/49, Continuously Callable 2/1/26 @ 100(e)	1,000	1,173
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	208	208
Series A-1, 3.50%, 12/1/27	1,000	1,005
		9,887
Connecticut (2.7%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,048
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,255
Series A, 5.00%, 8/1/24	1,000	1,100
Series A, 5.00%, 8/1/25	580	648
Series A, 5.00%, 8/1/26	580	658
Series A, 5.00%, 8/1/27	1,000	1,148
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	2,961
Series A, 5.00%, 8/1/28	1,000	1,201
Series B, 5.00%, 2/1/27	600	705
Series B, 5.00%, 2/1/28	525	626
Series B, 5.00%, 2/1/29	550	665
City of West Haven, GO
Series A, 4.00%, 11/1/21	800	817
Series A, 5.00%, 11/1/23	800	864
Series A, 5.00%, 11/1/24	815	896
Series A, 5.00%, 11/1/27	650	743
City of West Haven, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 8/1/20	2,235	2,243
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,536
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27)(c)(d)	3,000	3,630
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(f)	3,045	3,163
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,294
		33,201
District of Columbia (1.6%):
District of Columbia Revenue (LIQ - Deutsche Bank A.G.), Series 2016-XG0094, 0.36%, 10/1/41, Callable 4/1/21 @ 100(e)(f)	20,000	20,000

Florida (2.1%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,202
5.00%, 12/1/37, (Put Date 12/1/26)(c)(d)	3,000	3,555
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,720
City of Gulf Breeze Revenue, 3.10%, 12/1/20	4,500	4,550
City of Jacksonville Revenue, 5.00%, 10/1/20	4,580	4,628
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	775	799
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	500	532
5.00%, 10/1/24	500	556
5.00%, 10/1/25	445	506
Series A, 5.00%, 4/1/21	1,385	1,434
Lee County IDA Revenue, 4.75%, 10/1/22	1,980	1,983
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/20	1,250	1,267

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pinellas County Educational Facilities Authority Revenue, 4.00%, 10/1/20	$975	$980
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23(f)	1,000	1,087
		25,799
Georgia (4.0%):
Appling County Development Authority Revenue, 0.22%, 9/1/29, Continuously Callable @100(e)	7,700	7,700
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.22%, 9/1/41, Continuously Callable @100(e)	1,200	1,200
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24)(c)(d)	7,500	7,600
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(c)(d)	5,000	5,133
Heard County Development Authority Revenue, 0.25%, 9/1/26, Continuously Callable @100(e)	3,200	3,200
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23)(c)(d)	5,000	5,469
Series A, 5.00%, 5/15/28	1,000	1,240
Series A, 5.00%, 5/15/29	1,775	2,220
Series C, 4.00%, 3/1/50, (Put Date 9/1/26)(c)(d)	10,000	11,481
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/20	3,770	3,799
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	815	841
		49,883
Guam (0.5%):
Guam Government Waterworks Authority Revenue, Series A, 5.00%, 7/1/20	860	860
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/20	1,500	1,514
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,594
Series A, 5.00%, 12/1/24	2,000	2,150
		6,118
Idaho (0.4%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,050

Illinois (10.3%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,450
Series B, 5.00%, 12/1/22	1,500	1,566
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 0.42%, 12/1/39, Callable 12/1/21 @ 100(e)(f)	11,000	11,000
Series 2017-XM0188, 0.53%, 12/1/39, Callable 12/1/21 @ 100(e)(f)	5,000	5,000
Chicago Park District, GO, Series A, 4.00%, 1/1/31, Continuously Callable @100	750	840
Chicago Park District, GO (INS – Build America Mutual Assurance Co.)(LIQ - Citigroup, Inc.), Series SER 2015-XF2111, 0.38%, 1/1/22(e)(f)	10,200	10,200
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	1,976
5.00%, 6/1/26	1,000	1,169
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,549
5.00%, 11/1/26	1,000	1,157
Series A-1, 5.00%, 11/1/25	2,000	2,275
Series A-1, 4.00%, 11/1/26	2,500	2,746
County of Cook, GO (LIQ-JPMorgan Chase & Co.), Series 2015-XF0124, 0.36%, 11/15/20(e)(f)	11,160	11,160
Illinois Finance Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/20	$1,420	$1,420
0.88% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23)(c)(d)	9,000	9,072
Series C, 4.00%, 2/15/25	10,000	11,405
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,050
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.), 4.00%, 12/1/20	2,085	2,112
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	300
Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/21	1,090	1,133
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30	1,000	1,221
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,185
Series A, 5.00%, 11/1/25	5,000	5,385
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	9,715
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25(g)	15,000	17,319
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,907
Series A, 5.00%, 12/1/23	1,825	2,074
Series A, 5.00%, 12/1/24	1,915	2,239
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	864
4.00%, 4/1/30	750	873
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	1,011
		127,373
Indiana (1.3%):
Hammond Local Public Improvement Bond Bank Revenue, 2.38%, 12/31/20	3,375	3,404
Indiana Bond Bank Revenue
1/15/27(h)	1,280	1,173
1/15/28(h)	1,100	986
1/15/29(h)	565	493
7/15/29, Continuously Callable @99(h)	730	615
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,259
Indianapolis Local Public Improvement Bond Bank Revenue, Series B, 1.45%, 6/1/21, Continuously Callable @100	4,000	4,001
		15,931
Iowa (0.2%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,054

Kansas (0.7%):
City of Burlington Revenue, 0.34%, 9/1/35, Continuously Callable @100(e)	8,250	8,250
City of Wichita Revenue, 3.00%, 9/1/23, Continuously Callable @100	520	520
		8,770
Kentucky (6.3%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	2,069
5.00%, 2/1/30	740	876
County of Carroll Revenue, 1.55%, 9/1/42 (Put Date 9/1/26) (c)(d)	5,000	4,969
County of Owen Revenue
2.45%, 6/1/39, (Put Date 10/1/29)(c)(d)	10,000	10,763
2.45%, 9/1/39, (Put Date 10/1/29)(c)(d)	5,000	5,287
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.53% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25)(c)(d)	10,000	9,869
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25)(c)(d)	5,715	6,284
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(d)	10,000	11,678

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(c)(d)	$10,000	$11,234
Series C-3, 1.18% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(c)(d)	10,000	9,919
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29)(c)(d)	4,000	5,042
		77,990
Louisiana (6.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series B, 0.75%, 12/1/30, Callable 8/3/20 @ 100(e)	15,000	15,000
Louisiana Public Facilities Authority Revenue, 0.78% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23)(c)(d)	10,000	10,226
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22)(c)(d)	4,000	4,209
Parish of St. James Revenue, Series A-1, 0.31%, 11/1/40, Continuously Callable @100(e)	15,000	15,000
Parish of St. James Revenue (NBGA - Nucor Corp.), Series B-1, 0.31%, 11/1/40, Continuously Callable @100(e)(g)	17,300	17,300
Parish of St. John the Baptist Revenue
2.10%, 6/1/37(e)	2,000	1,959
2.20%, 6/1/37(e)	6,750	6,383
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,192
		75,269
Maryland (0.8%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,582
Series A, 5.00%, 6/1/26	2,000	2,124
Series A, 5.00%, 6/1/27	1,340	1,433
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,354
5.00%, 7/1/29	1,130	1,411
5.00%, 7/1/30	1,000	1,265
		10,169
Massachusetts (0.4%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25	1,250	1,437
5.00%, 7/1/26	1,500	1,743
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,708
		4,888
Michigan (0.4%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,297
5.00%, 7/1/30	2,290	2,655
		4,952
Minnesota (0.4%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/20	1,250	1,273
5.00%, 11/15/21	1,575	1,682
Sanford Canby Community Hospital District No. 1 Revenue, 0.51%, 11/1/26, Continuously Callable @100(e)	1,475	1,475
		4,430
Mississippi (2.0%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23)(c)(d)	2,000	2,110
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,307
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24	10,000	11,367
Series A-2, 1.98%, 9/1/36, (Put Date 9/1/20)(c)(d)	6,500	6,507
		24,291

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	$6,000	$6,165
Montana State Board of Regents Revenue, Series F, 0.58% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23)(c)(d)	3,170	3,298
		9,463
Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22)(c)(d)	4,400	4,616

New Jersey (10.1%):
Borough of Oceanport, GO, 1.25%, 2/25/21	9,877	9,934
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,107
Lyndhurst Township School District, GO, 2.00%, 9/11/20	11,974	11,974
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	428
Series A, 3.00%, 6/15/23	600	611
Series A, 5.00%, 6/15/24	1,595	1,861
Series A, 5.00%, 6/15/24	2,405	2,636
New Jersey Economic Development Authority Revenue
5.00%, 6/15/21	7,000	7,139
Series BBB, 5.00%, 6/15/23	7,000	7,527
Series XX, 5.00%, 6/15/22(g)	20,000	21,004
New Jersey Economic Development Authority Revenue (LOC - Valley National Bank), 0.45%, 3/1/31, Continuously Callable @100(e)	1,575	1,575
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	4,997
Series B, 5.00%, 9/1/23	4,000	4,320
Series B, 4.00%, 9/1/24	4,730	5,017
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/20	2,000	2,000
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,684
1.33% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21)(c)(d)	10,000	10,056
Series AA, 5.00%, 6/15/22	1,500	1,575
Series AA, 5.00%, 6/15/23	3,835	4,124
New Jersey Transportation Trust Fund Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.25%, 12/15/20	5,000	5,080
New Jersey Transportation Trust Fund Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.50%, 12/15/20	3,160	3,202
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	1,145	1,149
Town of Kearny, GO, 2.50%, 1/15/21	11,495	11,533
		124,533
New Mexico (0.6%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21)(c)(d)	6,000	6,009
2.13%, 6/1/40, (Put Date 6/1/22)(c)(d)	2,000	2,013
		8,022
New York (11.0%):
City of Elmira, GO, 4.00%, 5/27/21	790	790
City of New York, GO, 0.40%, 10/1/46, Continuously Callable @100(e)	8,700	8,700
County of Rockland, GO, 3.50%, 10/1/20	1,575	1,587
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,795
Series A, 5.00%, 3/1/24	1,600	1,851
County of Suffolk, GO, 5.00%, 3/19/21	20,000	20,231
Hempstead Union Free School District, GO, 1.75%, 12/15/20, Continuously Callable @100	1,625	1,630
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24)(c)(d)	4,500	4,633

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 0.87% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23)(c)(d)	$4,000	$3,984
Series C, 0.87% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23)(c)(d)	5,000	4,991
Metropolitan Transportation Authority Revenue
0.63% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22)(c)(d)	10,000	9,413
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(c)(d)	1,830	2,108
Series D-2, 0.58% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22)(c)(d)	8,000	7,560
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	13,450	13,160
2.63%, 9/15/69, Continuously Callable @100	1,650	1,653
New York Liberty Development Corp. Revenue (LIQ - Royal Bank of Canada), Series 2016-ZF0464, 0.19%, 5/15/21(e)(f)	5,000	5,000
New York State Dormitory Authority Revenue
5.00%, 12/1/24(f)	1,200	1,376
5.00%, 12/1/25(f)	1,200	1,404
Series B, 5.00%, 3/31/21	5,000	5,175
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100(f)	500	482
Suffolk County Economic Development Corp. Revenue, 5.00%, 7/1/20	2,640	2,640
Town of Oyster Bay, GO, Series B, 1.25%, 3/12/21	20,000	20,104
Town of Watertown, GO, 3.50%, 4/15/21	3,170	3,245
Village of Johnson City, GO, Series B, 2.25%, 10/2/20	12,484	12,409
		136,921
North Carolina (1.5%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	825	852
2.00%, 11/1/33, (Put Date 10/1/24)(c)(d)	825	852
Series A, 1.38%, 5/1/34, (Put Date 6/16/25)(b)(c)(d)	2,000	2,006
North Carolina Capital Facilities Finance Agency Revenue, 0.40%, 7/1/34, (Put Date 9/1/20)(c)(d)	15,000	14,864
		18,574
Ohio (2.4%):
American Municipal Power, Inc. Revenue, Series A, 2.25%, 2/15/48, (Put Date 8/15/21)(c)(d)	5,000	5,057
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,535
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,670
Ohio Air Quality Development Authority Revenue
1.90%, 5/1/26, (Put Date 10/1/24)(c)(d)	3,500	3,507
2.40%, 12/1/38, Callable 10/1/24 @ 100(e)	3,250	3,324
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/21	1,000	1,027
5.00%, 5/1/22	500	529
5.00%, 5/1/23	550	599
5.00%, 5/1/24	1,000	1,113
Ohio Water Development Authority Revenue
1.55%, 7/1/21(e)	1,800	1,806
0.00% 6/1/33(i)(j)(g)	5,000	–	(k)
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,699
Southeastern Ohio Port Authority Revenue
5.00%, 12/1/21	1,150	1,172
5.00%, 12/1/25, Continuously Callable @100	1,000	1,050
State of Ohio Revenue, Series A, 5.00%, 1/15/30	1,000	1,280
		29,368

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oklahoma (2.9%):
Garfield County Industrial Authority Revenue, Series A, 0.36%, 1/1/25, Callable 8/5/20 @ 100(e)(g)	$2,100	$2,100
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,932
4.00%, 9/1/29	3,010	3,560
Series A, 0.36%, 6/1/27, Continuously Callable @100(e)	21,400	21,400
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	500	550
Series B, 5.00%, 8/15/24	600	674
Series B, 5.00%, 8/15/25	550	629
Oklahoma Municipal Power Authority Revenue, Series A, 0.52% (MUNIPSA+39bps), 1/1/23(c)	4,570	4,623
		36,468
Oregon (0.1%):
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28(b)	150	188
Series A, 5.00%, 10/1/29(b)	300	380
Series A, 5.00%, 10/1/30(b)	300	385
		953
Pennsylvania (7.0%):
Allentown City School District, GO, 2.38%, 3/31/21, Continuously Callable @100(b)	3,000	3,011
Bethlehem Authority Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 11/15/20	1,000	1,017
Chester County IDA Revenue, 3.75%, 10/1/24	595	617
Coatesville School District, GO, 8/15/20(h)	5,305	5,290
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,154
5.00%, 8/1/25	800	949
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,424
County of Lehigh Revenue
5.00%, 7/1/28	1,750	2,202
5.00%, 7/1/29	2,000	2,554
Geisinger Authority Revenue
1.19% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24)(c)(d)	7,000	6,965
5.00%, 4/1/43, (Put Date 4/1/30)(c)(d)	4,250	5,485
General Authority of Southcentral Pennsylvania Revenue, 0.73%(MUNIPSA+60bps), 6/1/49, Callable 6/1/23 @ 100(c)	6,000	6,059
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,688
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	658
5.00%, 12/15/26, Continuously Callable @100	500	596
5.00%, 12/15/27, Continuously Callable @100	1,000	1,185
Montgomery County Higher Education & Health Authority Revenue, 0.85% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23)(c)(d)	6,250	6,250
Montgomery County IDA Revenue, Series A, 2.60%, 3/1/34, (Put Date 9/1/20)(c)(d)	5,000	5,013
Northampton County General Purpose Authority Revenue, 1.16% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24)(c)(d)	1,855	1,866
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.00%, 7/15/20	600	601
Series A, 5.00%, 7/15/21	1,090	1,125
Pennsylvania Turnpike Commission Revenue, Series B-1, 1.11% (MUNIPSA+98bps), 12/1/21, Callable 6/1/21 @ 100(c)	6,500	6,531
School District of Philadelphia, GO
Series D, 5.00%, 9/1/21	5,000	5,238
Series D, 5.00%, 9/1/22	5,500	5,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Scranton School District, GO
0.97% (LIBOR01M+85bps), 4/1/31, (Put Date 4/1/21)(c)(d)	$6,395	$6,436
Series A, 5.00%, 6/1/23	2,435	2,720
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(c)(d)	1,700	1,993
West Mifflin School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,652
		87,258
South Carolina (0.8%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.98% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24)(c)(d)	10,000	10,306

South Dakota (0.8%):
South Dakota Health & Educational Facilities Authority Revenue
0.51%, 11/1/25, Continuously Callable @100(e)	1,765	1,765
0.51%, 11/1/27, Continuously Callable @100(e)	3,550	3,550
Series B, 0.51%, 11/1/20, Continuously Callable @100(e)	4,220	4,220
		9,535
Tennessee (1.0%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.32%, 5/1/39, Continuously Callable @100(e)(g)	12,900	12,900

Texas (6.0%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/24	1,100	1,058
5.00%, 1/1/25	400	383
5.00%, 1/1/27	400	384
Decatur Hospital Authority Revenue
Series A, 5.00%, 9/1/21	700	725
Series A, 5.00%, 9/1/24	780	871
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26)(c)(d)	1,400	1,691
0.70% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(c)(d)	1,670	1,693
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
3.00%, 3/1/21	565	572
3.00%, 3/1/22	650	671
3.00%, 3/1/23	520	545
Irving Hospital Authority Revenue, 1.23% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23)(c)(d)	1,750	1,750
Karnes County Hospital District Revenue, 5.00%, 2/1/24	2,455	2,663
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,064
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23	1,250	1,029
Series A, 5.00%, 7/1/24	2,300	1,894
Series A, 5.00%, 7/1/25	2,135	1,758
Northside Independent School District, GO (NBGA - Texas Permanent School Fund), 2.12%, 8/1/40, (Put Date 8/1/20)(c)(d)	8,860	8,874
Port of Port Arthur Navigation District Revenue
1.99%, 11/1/40, Continuously Callable @100(e)(g)	38,675	38,675
Series B, 0.90%, 4/1/40, Continuously Callable @100(e)	4,900	4,900
Series C, 0.92%, 4/1/40, Continuously Callable @100(e)	400	400
		74,600
Utah (1.3%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.53%, 3/1/62, Callable 2/1/31 @ 100(e)(f)	16,565	16,565

Virginia (1.0%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,581
Longwood University Student Housing Project (LIQ - Deutsche Bank A.G.), Series DBE-8039, 0.48%, 1/1/57(e)(f)	4,800	4,800
Marquis Community Development Authority Revenue, 9/1/45(e)(f)(l)	1,074	614
Marquis Community Development Authority Tax Allocation

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.10%, 9/1/36	$3,506	$1,481
Series C, 9/1/41(h)	5,111	235
		12,711
Washington (1.2%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,204
5.00%, 8/15/27	2,175	2,413
Series B-2, 1.53% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25)(c)(d)	10,000	9,622
		14,239
Wisconsin (1.5%):
Public Finance Authority Revenue
4.00%, 9/1/24(f)	1,395	1,380
5.00%, 4/1/30(f)	500	546
Wisconsin Health & Educational Facilities Authority Revenue
2.25%, 11/1/26, Continuously Callable @100	3,000	2,859
2.55%, 11/1/27, Continuously Callable @100	1,500	1,422
4.00%, 3/15/30	400	444
0.89%, 2/15/53, Callable 8/3/20 @ 100(e)	6,500	6,500
0.78% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24)(c)(d)	1,700	1,754
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27)(c)(d)	2,000	2,379
Series C, 5.00%, 8/15/21	1,200	1,261
		18,545
Total Municipal Bonds (Cost $1,229,831)		1,241,446

Total Investments (Cost $1,232,606) — 100.5%		1,245,053
Liabilities in excess of other assets — (0.5)%		(5,621)
NET ASSETS - 100.00%		$1,239,432

(a)	Non-income producing security.
(b)	Security purchased on a when-issued basis.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2020.
(d)	Put Bond.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $99,552 (thousands) and amounted to 8.0% of net assets.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Zero-coupon bond.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(j)	Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund’s net assets as of June 30, 2020. This security is classified as Level 3 within the fair value hierarchy.
(k)	Rounds to less than $1 thousand.
(l)	Stepped-coupon security converts to coupon form on September 21, 2021 with a rate of 7.50%.

bps—Basis points
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2020, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.5%)
Virginia (91.0%):
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	$1,795	$1,767
4.75%, 9/1/30, Continuously Callable @100	2,000	1,852
Arlington County IDA Revenue
5.00%, 7/1/31, Continuously Callable @100(a)	15,000	15,002
5.00%, 2/15/43, Continuously Callable @100	1,775	2,164
4.00%, 7/1/45, Continuously Callable @100	1,585	1,807
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100(b)	4,000	4,636
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	773
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	823
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101(c)	10,000	10,449
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	6,071
5.00%, 7/1/51, Continuously Callable @100	9,240	9,960
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,890
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	1,035
4.00%, 7/1/43, Continuously Callable @100	4,000	4,103
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100(d)	6,520	6,282
7/15/40, Continuously Callable @100(e)	3,000	2,881
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,379
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,484
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,856
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	986
5.00%, 2/1/33, Continuously Callable @100	120	133
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,774
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,713
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	2,043
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	1,141
Series D, 5.00%, 3/1/33	1,000	1,448
Longwood University Student Housing Project (LIQ - Deutsche Bank A.G.), Series DBE-8039, 0.48%, 1/1/57(c)(f)	26,000	26,000
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,717
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,363
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,360
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,357
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,765
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,542
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,586
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,348
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,354
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,671
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	2,845
Series B, 5.00%, 10/1/35, Continuously Callable @100	2,620	3,281
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,498
Fairfax County Economic Development Authority Revenue (LOC - SunTrust Bank), 0.15%, 6/1/37, Continuously Callable @100(c)	1,400	1,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fairfax County IDA Revenue
5.00%, 5/15/37, Continuously Callable @100	$14,000	$14,986
4.00%, 5/15/42, Continuously Callable @100	1,000	1,043
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,324
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,663
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	7,596
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,628
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,951
Hampton Roads Transportation Accountability Commission Revenue, Series A, 5.00%, 7/1/52, Continuously Callable @100(a)	15,000	18,418
Hanover County Economic Development Authority Revenue
5.00%, 7/1/51, Continuously Callable @103	1,200	1,140
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,732
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,066
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	1,963
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,233
4.25%, 6/1/26, Continuously Callable @100	140	141
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,335
4.00%, 10/1/35, Continuously Callable @100	2,500	2,293
5.00%, 10/1/37, Continuously Callable @103	2,500	2,700
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	1,468	1,121
6.05%, 3/1/44, Continuously Callable @103	691	527
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,340	426
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	714
4.00%, 1/1/37, Continuously Callable @102	1,000	878
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,142
5.00%, 1/1/48, Continuously Callable @100	1,000	1,180
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	982
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,196
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,345
5.00%, 12/1/32, Continuously Callable @100	800	947
5.00%, 12/1/33, Continuously Callable @100	775	916
5.00%, 12/1/34, Continuously Callable @100	805	951
Series E, 0.17%, 2/15/38, Callable 8/3/20 @ 100(c)	2,100	2,100
Series F, 0.17%, 2/15/38, Callable 8/3/20 @ 100(c)	9,100	9,100
Lynchburg Economic Development Authority Revenue
5.00%, 9/1/43, Continuously Callable @100	3,000	3,077
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,549
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 0.28%, 1/1/25(c)(f)	5,400	5,400
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 5.63%, 9/1/41	3,532	1,492
Marquis Community Development Authority Revenue, 9/1/45(c)(f)(g)	1,093	625
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41(h)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,314
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	2,029
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,318
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,109

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series B, 5.00%, 11/1/43, Continuously Callable @100	$3,500	$3,770
Series B, 5.00%, 11/1/48, (Put Date 11/1/28)(i)	1,600	2,041
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,215
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,541
5.00%, 9/1/48, Continuously Callable @100	2,055	2,476
Prince William County IDA Revenue
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	1,705	1,808
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	2,000	2,122
5.50%, 9/1/34, Pre-refunded 9/1/21 @ 100	1,000	1,060
5.00%, 11/1/46, Continuously Callable @100	10,000	10,780
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,153
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Continuously Callable @100	2,340	2,757
5.00%, 10/1/35, Continuously Callable @100	1,165	1,371
Roanoke Economic Development Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	1,150	1,150
5.00%, 7/1/47	6,250	9,043
4.00%, 7/1/51, Continuously Callable @100	5,000	5,638
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,769
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,305
Roanoke Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/38, Pre-refunded 7/1/20 @ 100(c)	110	110
Series B, 5.00%, 7/1/38, Continuously Callable @100	6,890	6,891
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	964
5.00%, 12/1/39, Continuously Callable @100	2,000	2,085
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	262
4.00%, 4/1/39, Continuously Callable @100	225	235
4.00%, 4/1/40, Continuously Callable @100	250	261
4.00%, 4/1/45, Continuously Callable @100	750	764
5.00%, 4/1/49, Continuously Callable @100	910	995
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,736
4.00%, 6/15/37, Continuously Callable @100	6,495	6,967
Suffolk Redevelopment & Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1086, 0.48%, 10/1/59, Callable 1/1/35 @ 101(c)(f)	30,000	30,000
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,000
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	5,005
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,920
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,107
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,537
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,127
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	5,000	5,602
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,475
5.00%, 9/1/44, Continuously Callable @103	4,865	5,165
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,092
Virginia College Building Authority Revenue
5.00%, 6/1/29, Continuously Callable @100	5,000	4,992
5.00%, 2/1/31, Continuously Callable @100	10,000	12,812
5.00%, 2/1/32, Continuously Callable @100	4,000	5,098
4.00%, 1/15/33, Continuously Callable @100	965	1,084
4.00%, 1/15/35, Continuously Callable @100	545	608

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/15/36, Continuously Callable @100	$650	$724
5.00%, 6/1/36, Continuously Callable @100	11,710	10,927
4.00%, 1/15/43, Continuously Callable @100	1,285	1,406
Series A, 5.00%, 9/1/31, Continuously Callable @100	2,725	3,196
Series A, 5.00%, 9/1/32, Continuously Callable @100	5,615	6,576
Series A, 5.00%, 9/1/33, Continuously Callable @100	6,380	7,463
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,989
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	4,147
5.00%, 9/15/32, Continuously Callable @100	9,190	11,352
4.00%, 5/15/42, Continuously Callable @100	10,000	11,207
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,316
Virginia Commonwealth University Health System Authority Revenue
4.75%, 7/1/36, Pre-refunded 7/1/21 @ 100	6,315	6,598
4.75%, 7/1/41, Pre-refunded 7/1/21 @ 100	3,000	3,135
5.00%, 7/1/46, Continuously Callable @100	5,500	6,423
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	866
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	435
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,768
Virginia Housing Development Authority Revenue
Series B, 4.50%, 10/1/36, Continuously Callable @100	3,175	3,246
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,374
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,786
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,831
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	985	1,123
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	45	52
5.00%, 11/1/40, Pre-refunded 11/1/20 @ 100	1,270	1,290
5.00%, 11/1/40, Continuously Callable @100	165	167
4.00%, 11/1/41, Continuously Callable @100	7,310	7,818
4.00%, 11/1/49, Continuously Callable @100	6,700	7,768
Virginia Resources Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2016-XF0453, 0.17%, 5/1/21(c)(f)	5,000	5,000
Virginia Small Business Financing Authority Revenue
4.00%, 11/1/39, Continuously Callable @100	2,550	2,894
4.00%, 12/1/49, Continuously Callable @100	6,000	6,705
Virginia Small Business Financing Authority Revenue (LOC - Bank of America Corp.), 0.15%, 7/1/30(c)	1,545	1,545
Washington County IDA Revenue
5.25%, 8/1/30, Pre-refunded 8/1/20 @ 100	2,165	2,174
5.50%, 8/1/40, Pre-refunded 8/1/20 @ 100	2,160	2,169
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,857
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,968
5.00%, 12/1/38, Continuously Callable @100	1,000	1,197
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,274
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,713
Series S, 5.00%, 1/1/44, Continuously Callable @100	3,250	3,607
Wise County IDA Revenue, Series 2009-A, 2.15%, 10/1/40, (Put Date 9/1/20)(i)	5,000	5,011
		651,427
District of Columbia (2.9%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/1/53, Continuously Callable @100	4,000	4,134
4.00%, 10/1/53, Continuously Callable @100	1,500	1,604
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,753
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30(h)	5,500	4,428
Washington Metropolitan Area Transit Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/43, Continuously Callable @100	$5,000	$5,978
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,928
		20,825
Guam (5.6%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,255	1,417
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,145
5.00%, 7/1/40, Continuously Callable @100	3,250	3,715
5.50%, 7/1/43, Continuously Callable @100	4,000	4,321
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,145
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,193
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	539
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,042
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,330
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	839
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,106
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,659
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,316
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,522
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,110
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 0.33%, 12/1/46, Callable 12/1/26 @ 100(c)(f)	10,870	10,870
		40,269
Total Municipal Bonds (Cost $688,469)		712,521

Total Investments (Cost $688,469) — 99.5%		712,521
Other assets in excess of liabilities — 0.5%		3,471
NET ASSETS - 100.00%		$715,992

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(b)	Security purchased on a when-issued basis.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Stepped-coupon security converts to coupon form on 07/15/23 with a rate of 4.88%.
(e)	Stepped-coupon security converts to coupon form on 09/01/21 with a rate of 7.50%.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2020, the fair value of these securities was $77,895 (thousands) and amounted to 10.9% of net assets.
(g)	Stepped-coupon security converts to coupon form on 09/01/20 with a rate of 7.50%.
(h)	Zero-coupon bond.
(i)	Put Bond.

GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.